UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Automobiles & Components — 0.9%
226,100	Gentex Corp.	$3,233,230

Capital Goods — 3.1%
18,300	Danaher Corp.	1,270,020
12,100	Precision Castparts Corp.	953,238
58,400	Rockwell Automation, Inc.	2,180,656
48,330	United Technologies Corp.	2,902,700
48,010	W.W. Grainger, Inc.	4,175,429

		11,482,043

Commercial & Professional Services — 1.3%
199,100	Iron Mountain, Inc.*	4,860,031

Consumer Durables & Apparel — 4.7%
241,600	Coach, Inc.*	6,049,664
110,480	Fortune Brands, Inc.	6,337,133
310,300	Newell Rubbermaid, Inc.	5,355,778

		17,742,575

Consumer Services — 1.6%
121,500	Marriott International, Inc. Class A	3,169,935
96,400	Starwood Hotels & Resorts Worldwide, Inc.	2,712,696

		5,882,631

Diversified Financials — 4.5%
19,000	CME Group, Inc.	7,058,690
46,700	JPMorgan Chase & Co.	2,180,890
301,130	The Charles Schwab Corp.	7,829,380

		17,068,960

Energy — 14.0%
56,400	Cameron International Corp.*	2,173,656
147,700	Chesapeake Energy Corp.(a)	5,296,522
50,100	Halliburton Co.	1,622,739
116,100	Hess Corp.	9,529,488
161,630	Petrohawk Energy Corp.*	3,496,057
128,840	Schlumberger Ltd.	10,061,115
254,440	Suncor Energy, Inc.	10,722,102
234,100	Weatherford International Ltd.*	5,885,274
53,500	Whiting Petroleum Corp.*	3,812,410

		52,599,363

Food, Beverage & Tobacco — 3.0%
110,900	PepsiCo, Inc.	7,903,843
63,600	The Coca-Cola Co.	3,363,168

		11,267,011

Health Care Equipment & Services — 4.9%
102,300	Baxter International, Inc.	6,713,949
61,300	Laboratory Corp. of America Holdings*	4,260,350
79,400	St. Jude Medical, Inc.*	3,453,106
60,800	Zimmer Holdings, Inc.*	3,925,248

		18,352,653

Materials — 0.7%
37,800	Praxair, Inc.	2,711,772

Media — 2.8%
145,200	Comcast Corp. Class A(a)	2,850,276
85,311	Lamar Advertising Co. Class A*(a)	2,635,257
71,425	The McGraw-Hill Companies, Inc.	2,257,744
117,874	Viacom, Inc. Class B*	2,927,990

		10,671,267

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 13.0%
209,034	Amylin Pharmaceuticals, Inc.*(a)	$4,226,667
79,828	Charles River Laboratories International, Inc.*	4,432,849
44,900	Genentech, Inc.*	3,981,732
152,353	Gilead Sciences, Inc.*	6,944,250
65,500	Johnson & Johnson	4,537,840
182,400	Merck & Co., Inc.	5,756,544
210,200	Schering-Plough Corp.	3,882,394
160,200	Teva Pharmaceutical Industries Ltd. ADR	7,335,558
143,100	Thermo Fisher Scientific, Inc.*	7,870,500

		48,968,334

Real Estate — 2.0%
575,500	CB Richard Ellis Group, Inc. Class A*	7,694,435

Retailing — 5.1%
32,500	Amazon.com, Inc.*	2,364,700
388,140	Lowe’s Companies, Inc.	9,195,037
152,800	Target Corp.	7,494,840

		19,054,577

Semiconductors & Semiconductor Equipment — 1.9%
228,379	Linear Technology Corp.(a)	7,002,100

Software & Services — 18.4%
421,300	Activision Blizzard, Inc.*	6,500,659
102,700	Citrix Systems, Inc.*	2,594,202
170,540	Cognizant Technology Solutions Corp. Class A*	3,893,428
210,925	Electronic Arts, Inc.*	7,802,116
67,500	Equinix, Inc.*(a)	4,688,550
131,400	Global Payments, Inc.	5,894,604
24,710	Google, Inc. Class A*	9,896,849
577,668	Microsoft Corp.	15,417,959
76,600	Visa, Inc. Class A	4,702,474
324,191	Western Union Co.	7,997,792

		69,388,633

Technology Hardware & Equipment — 11.1%
82,200	Amphenol Corp. Class A	3,299,508
62,400	Apple, Inc.*	7,092,384
543,990	Cisco Systems, Inc.*	12,272,415
356,800	Dell, Inc.*	5,880,064
213,591	QUALCOMM, Inc.	9,178,005
61,500	Research In Motion Ltd.*	4,200,450

		41,922,826

Telecommunication Services — 4.1%
265,890	American Tower Corp. Class A*	9,564,063
94,550	Crown Castle International Corp.*	2,739,114
212,800	MetroPCS Communications, Inc.*	2,977,072

		15,280,249

Transportation — 0.6%
22,700	Burlington Northern Santa Fe Corp.	2,098,161

TOTAL COMMON STOCKS		$367,280,851

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.7%
JPMorgan Chase Euro — Time Deposit
$6,442,685	1.484%	10/01/08	$6,442,685

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$373,723,536

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 4.4%
Boston Global Investment Trust — Enhanced Portfolio
17,008,464	3.910%	$16,668,294

TOTAL INVESTMENTS — 103.8%		$390,391,830

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(14,210,476)

NET ASSETS — 100.0%		$376,181,354

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$419,543,388

Gross unrealized gain	23,494,489
Gross unrealized loss	(52,646,047)

Net unrealized security loss	$(29,151,558)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 23.1%
Agriculture — 0.3%
Cargill, Inc.(a)
$675,000	6.000%	11/27/17	$635,085

Banks — 4.3%
ANZ Capital Trust(a)
500,000	4.484	01/29/49	487,140
Bank of America Corp.
375,000	5.750	12/01/17	335,885
Bank of America Corp.(b)
875,000	8.000	12/29/49	692,884
Citigroup, Inc.
900,000	5.850	07/02/13	777,045
600,000	6.875	03/05/38	492,200
Citigroup, Inc.(b)
275,000	8.400	04/29/49	187,181
ING Capital Funding Trust III(b)
250,000	8.439	12/29/49	232,868
JPMorgan Chase & Co.
875,000	6.000	01/15/18	797,888
JPMorgan Chase Bank NA
400,000	6.000	10/01/17	366,635
MUFG Capital Finance 1 Ltd.(b)
525,000	6.346	07/29/49	370,074
Nordea Bank Sweden AB(a)(b)
2,100,000	8.950	11/29/49	1,893,717
PNC Bank NA
325,000	6.875	04/01/18	311,270
Resona Bank Ltd.(a)(b)
1,250,000	5.850	09/29/49	919,355
Resona Preferred Global Securities Cayman Ltd.(a)(b)
325,000	7.191	12/29/49	241,277
Royal Bank of Scotland Group PLC(a)(b)
300,000	6.990	10/29/49	223,575
Santander Issuances SA(a)(b)
200,000	5.805	06/20/16	191,900
Wells Fargo Capital XIII(b)
300,000	7.700	12/29/49	252,000
Wells Fargo Capital XV(b)
375,000	9.750	12/29/49	363,750

			9,136,644

Brokerage — 1.5%
Bear Stearns Companies, Inc.
550,000	6.400	10/02/17	504,810
950,000	7.250	02/01/18	913,785
Merrill Lynch & Co., Inc.
450,000	5.450	02/05/13	405,370
325,000	6.400	08/28/17	281,099
Morgan Stanley & Co.
275,000	5.750	08/31/12	193,940
400,000	5.950	12/28/17	250,579
850,000	6.625	04/01/18	562,522

			3,112,105

Diversified Media — 0.5%
News America, Inc.
675,000	6.650	11/15/37	566,139

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Diversified Media — (continued)
Thomson Reuters Corp.
$500,000	6.500%	07/15/18	$478,181

			1,044,320

Electric — 2.3%
Arizona Public Service Co.
250,000	6.375	10/15/11	246,898
350,000	6.250	08/01/16	321,844
CenterPoint Energy, Inc. Series B
1,000,000	7.250	09/01/10	1,013,480
Commonwealth Edison Co.
250,000	5.875	02/01/33	202,376
300,000	5.900	03/15/36	241,427
MidAmerican Energy Holdings Co.
750,000	6.125	04/01/36	630,365
Pacific Gas & Electric Co.
1,800,000	6.050	03/01/34	1,597,349
Progress Energy, Inc.
200,000	5.625	01/15/16	190,205
350,000	7.000	10/30/31	330,978

			4,774,922

Energy — 1.4%
Canadian Natural Resources Ltd.
225,000	5.700	05/15/17	193,421
50,000	5.850	02/01/35	35,338
400,000	6.500	02/15/37	307,698
75,000	6.250	03/15/38	56,194
EnCana Corp.
625,000	6.500	02/01/38	487,700
Kerr-McGee Corp.
550,000	6.950	07/01/24	519,912
Petro-Canada
325,000	6.050	05/15/18	286,347
Transocean, Inc.
375,000	6.800	03/15/38	344,065
XTO Energy, Inc.
675,000	6.500	12/15/18	626,107

			2,856,782

Entertainment — 0.1%
Time Warner Entertainment Co. LP
225,000	8.375	03/15/23	218,964

Environmental — 0.4%
Waste Management, Inc.
750,000	7.375	08/01/10	774,895

Financial Companies — 1.3%
American General Finance Corp.
275,000	5.900	09/15/12	156,993
Countrywide Home Loan, Inc.
450,000	6.250	04/15/09	436,982
150,000	5.625	07/15/09	141,859
300,000	4.125	09/15/09	280,500
GATX Financial Corp.
1,000,000	8.875	06/01/09	1,017,372
International Lease Finance Corp.
275,000	4.950	02/01/11	203,362

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Financial Companies — (continued)
SLM Corp.
$600,000	5.400%	10/25/11	$408,000

			2,645,068

Food & Beverage — 0.1%
Kraft Foods, Inc.
275,000	6.500	08/11/17	264,606

Food & Drug Retail — 0.3%
Marks & Spencer PLC(a)
300,000	6.250	12/01/17	256,271
400,000	7.125	12/01/37	317,973

			574,244

Healthcare — 0.4%
UnitedHealth Group, Inc.
800,000	5.500	11/15/12	764,784

Life Insurance — 0.4%
MetLife Capital Trust X(a)(b)
300,000	9.250	04/08/38	284,759
Phoenix Life Insurance Co.(a)
450,000	7.150	12/15/34	429,508
Symetra Financial Corp.(a)(b)
325,000	8.300	10/15/37	211,250

			925,517

Manufacturing — 0.2%
General Mills, Inc.
500,000	5.200	03/17/15	485,093

Media Cable — 1.4%
Comcast Cable Communications LLC
275,000	6.750	01/30/11	280,693
Comcast Corp.
625,000	6.450	03/15/37	522,672
Cox Communications, Inc.
1,075,000	4.625	01/15/10	1,066,102
Rogers Cable, Inc.
200,000	7.875	05/01/12	208,761
Time Warner Cable, Inc.
1,000,000	5.400	07/02/12	951,216

			3,029,444

Metals and Mining — 0.3%
ArcelorMittal(a)
650,000	6.125	06/01/18	575,696

Pipelines — 1.6%
Boardwalk Pipelines LP
575,000	5.875	11/15/16	517,865
Energy Transfer Partners LP
275,000	5.650	08/01/12	268,216
725,000	5.950	02/01/15	678,384
225,000	6.700	07/01/18	213,271
Enterprise Products Operating LP Series B
450,000	5.600	10/15/14	418,737
325,000	5.000	03/01/15	289,811
ONEOK Partners LP
325,000	6.650	10/01/36	282,582
300,000	6.850	10/15/37	267,289

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Pipelines — (continued)
TEPPCO Partners LP
$550,000	6.650%	04/15/18	$545,016

			3,481,171

Property/Casualty Insurance — 2.0%
Ace INA Holdings, Inc.
500,000	5.800	03/15/18	464,503
AON Capital Trust A
150,000	8.205	01/01/27	129,766
Arch Capital Group Ltd.
350,000	7.350	05/01/34	351,828
Aspen Insurance Holdings Ltd.
350,000	6.000	08/15/14	319,525
Chubb Corp.(b)
525,000	6.375	03/29/37	415,306
Chubb Corp.
100,000	6.500	05/15/38	90,451
Endurance Specialty Holdings Ltd.
375,000	6.150	10/15/15	314,074
Marsh & McClennan Companies, Inc.
600,000	5.150	09/15/10	598,973
Swiss Reinsurance Capital I LP(a)(b)
600,000	6.854	05/29/49	509,932
White Mountains Reinsurance Group Ltd.(a)
600,000	6.375	03/20/17	538,221
ZFS Finance USA Trust(a)(b)
675,000	5.875	05/09/32	460,418

			4,192,997

REITs — 0.8%
Highwoods Properties, Inc.
425,000	5.850	03/15/17	340,915
iStar Financial, Inc. Series B
675,000	5.700	03/01/14	330,750
Simon Property Group LP
800,000	6.125	05/30/18	708,641
Westfield Capital Corp. Ltd.(a)
225,000	4.375	11/15/10	219,060
Westfield Group(a)
125,000	5.400	10/01/12	115,450

			1,714,816

Retailers — 0.2%
CVS/Caremark Corp.
525,000	5.750	06/01/17	490,608

Technology — 0.2%
Fiserv, Inc.
475,000	6.125	11/20/12	460,593

Tobacco — 0.3%
Philip Morris International, Inc.
800,000	5.650	05/16/18	739,467

Wireless Telecommunications — 1.3%
America Movil SA De CV
1,000,000	5.500	03/01/14	937,808
New Cingular Wireless Services, Inc.
675,000	7.875	03/01/11	709,481
500,000	8.750	03/01/31	533,091

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications — (continued)
Nextel Communications, Inc. Series E
$700,000	6.875%	10/31/13	$476,000

			2,656,380

Wirelines Telecommunications — 1.5%
Deutsche Telekom International Finance BV
700,000	8.750	06/15/30	709,826
GTE Corp.
750,000	7.510	04/01/09	760,680
Telecom Italia Capital SA
225,000	4.000	01/15/10	219,053
300,000	4.875	10/01/10	291,732
800,000	4.950	09/30/14	677,776
Telefonica Europe BV
300,000	7.750	09/15/10	313,236
Verizon Communications, Inc.
150,000	6.400	02/15/38	125,848

			3,098,151

TOTAL CORPORATE BONDS			$48,652,352

Mortgage-Backed Obligations — 75.0%
Adjustable Rate FHLMC(b) — 2.4%
$2,223,333	4.846%	09/01/35	$2,225,758
2,854,517	4.735	10/01/35	2,817,959

			5,043,717

Adjustable Rate FNMA(b) — 3.2%
1,014,402	3.803	05/01/33	1,006,114
1,465,594	4.039	05/01/35	1,471,373
2,270,707	5.344	09/01/35	2,287,817
1,978,430	5.076	12/01/35	1,993,407

			6,758,711

Adjustable Rate Non-Agency(b) — 18.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
39,093	4.997	04/25/35	30,130
American Home Mortgage Assets Trust Series 2007-1, Class A1
2,563,148	3.555	02/25/47	1,289,205
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
60,277	4.470	04/25/34	47,762
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-3, Class 2A1
116,015	5.077	06/25/35	89,662
Bear Stearns Alt-A Trust II Series 2007-1, Class 1A1
2,635,629	6.231	09/25/47	1,718,808
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
1,899,807	3.427	08/25/36	1,099,893
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
2,403,491	4.133	02/25/37	2,247,019
Countrywide Alternative Loan Trust Series 2005-38, Class A1
342,589	4.355	09/25/35	217,847
Countrywide Alternative Loan Trust Series 2006-OA10, Class 4A1
1,911,274	3.397	08/25/46	1,145,373
Countrywide Alternative Loan Trust Series 2006-OA16, Class A2
3,605,936	3.397	10/25/46	2,150,418

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
$208,092	4.673%	02/19/34	$147,578
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
30,721	4.543	11/20/34	21,659
Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-HYB4, Class 2A1
162,923	4.902	08/20/35	109,091
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR2, Class 2A1A
1,582,364	3.230	11/19/37	955,907
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
706,975	5.738	12/19/35	433,706
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
642,588	5.425	09/25/35	423,437
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
1,438,749	3.427	04/25/46	883,665
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
1,450,171	3.417	05/25/46	886,290
J.P. Morgan Mortgage Trust Series 2007-A1, Class 1A1
851,301	4.200	07/25/35	793,224
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
753,447	4.746	07/25/35	680,307
J.P. Morgan Mortgage Trust Series 2007-A1, Class 5A2
770,769	4.766	07/25/35	684,990
Lehman XS Trust Series 2007-16N, Class 2A2
957,599	4.057	09/25/47	549,265
Luminent Mortgage Trust Series 2006-2, Class A1A
1,464,874	3.407	02/25/46	891,737
Luminent Mortgage Trust Series 2006-5, Class A1A
655,333	3.397	07/25/36	396,229
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
786,553	3.705	12/25/46	399,558
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
3,000,000	5.142	12/25/35	2,198,641
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1
1,117,499	3.855	01/25/46	673,664
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
2,888,001	5.895	11/25/37	1,773,672
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
739,813	5.180	09/25/35	630,115
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
67,724	4.380	05/25/34	47,655
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
31,536	5.250	09/25/34	22,478

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
$116,607	5.450%	11/25/34	$87,743
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
2,325,702	3.986	08/25/47	1,309,904
Thornburg Mortgage Securities Trust Series 2006-4, Class A2B
2,328,086	3.327	07/25/36	2,140,874
Thornburg Mortgage Securities Trust Series 2006-5, Class A1
2,061,365	3.327	09/25/46	1,897,197
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR9, Class 2A
2,544,323	3.695	11/25/46	1,348,113
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
50,783	4.243	06/25/34	45,856
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR10, Class 1A3
2,000,000	4.833	09/25/35	1,315,407
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 1A
2,630,448	3.815	09/25/46	1,445,290
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
731,914	3.775	09/25/46	403,503
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 1A
793,853	3.555	03/25/47	418,358
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
2,557,970	6.602	12/28/37	1,681,180
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR6, Class A1
2,094,244	5.035	04/25/35	1,830,330
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
1,331,660	5.607	07/25/36	1,127,597

			38,690,337

Collateralized Mortgage Obligations — 1.6%
Interest Only(b)(c)(d) — 0.0%
FHLMC Series 2006-3167, Class XI
504,088	0.000	10/15/35	17,230
FNMA Series 2004-71, Class DI
576,696	0.000	04/25/34	13,369

			30,599

Planned Amortization Class — 1.4%
FNMA Series 2003-92, Class PD
3,000,000	4.500	03/25/17	2,983,912

Regular Floater(b)(d) — 0.2%
FHLMC Series 2005-3038, Class XA
70,548	0.000	09/15/35	61,971
FHLMC Series 2006-3167, Class X
196,514	0.000	06/15/36	173,323
FHLMC Series 2007-3275, Class UF
79,196	0.000	02/15/37	84,679
FNMA Series 2006-81, Class LF
75,642	0.000	09/25/36	67,756

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(b)(d) — (continued)
FNMA Series 2007-56, Class GY
$75,687	0.000%	06/25/37	$74,745

			462,474

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			3,476,985

Commercial Mortgage-Backed Securities — 5.2%
Adjustable Rate Non-Agency(b) — 1.3%
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
3,000,000	5.384	10/15/44	2,653,310

Sequential Fixed Rate — 3.9%
Bear Stearns Commercial Mortgage Securities Series 1999-WF2, Class A2
1,764,009	7.080	07/15/31	1,766,068
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A3
2,700,000	6.269	12/10/35	2,695,804
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A4
1,500,000	4.738	07/15/42	1,288,713
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class A2
2,700,000	4.740	11/13/36	2,536,689

			8,287,274

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			10,940,584

Federal Agencies — 44.2%
FHLMC — 8.0%
42,727	7.000	08/01/10	44,323
21	7.000	09/01/11	22
11,977	7.000	11/01/11	12,529
15,820	7.000	12/01/11	16,549
65,678	7.500	06/01/15	69,223
215,381	7.000	07/01/16	227,226
1,284,565	5.500	02/01/18	1,302,998
93,433	5.500	04/01/18	94,774
168,596	4.500	05/01/18	166,057
39,161	4.500	06/01/18	38,571
153,565	4.500	09/01/18	151,252
173,639	5.500	09/01/18	176,131
117,419	4.500	10/01/18	115,651
121,259	4.500	11/01/18	119,433
842,706	4.500	12/01/18	830,014
43,850	4.500	01/01/19	43,190
88,636	4.500	03/01/19	87,165
20,967	9.500	08/01/19	23,045
947	9.500	08/01/20	1,043
299,909	6.500	10/01/20	310,936
3,840	9.500	02/01/21	3,926
44,527	6.500	01/01/24	46,084
216,270	6.500	12/01/27	223,716
107,986	6.000	03/01/29	110,102
1,582	6.000	04/01/29	1,613
66,596	7.500	12/01/29	70,532
1,000	7.500	11/01/30	1,060
446,261	6.500	12/01/31	461,146

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$573,506	7.000%	05/01/32	$602,129
2,741	6.000	08/01/32	2,786
352,095	7.000	12/01/32	369,667
2,918,839	6.500	10/01/34	3,016,197
107,027	5.000	11/01/35	104,433
226,013	5.000	12/01/35	220,536
1,018,498	5.000	03/01/36	993,820
888,033	5.000	04/01/36	866,516
1,159,198	5.000	06/01/36	1,131,111
776,952	7.000	11/01/37	813,673
4,000,000	5.500	TBA-30yr(e)	3,978,752

			16,847,931

FNMA — 35.2%
914	9.000	02/01/10	949
45,674	6.000	08/01/13	46,696
5,240	7.500	01/01/14	5,497
165,673	7.500	08/01/15	174,421
75,670	6.000	04/01/16	77,333
154,217	6.500	05/01/16	159,952
233,826	6.500	09/01/16	242,522
293,730	6.500	11/01/16	304,652
69,580	6.000	12/01/16	71,110
584,675	6.000	02/01/17	597,197
86,382	7.500	04/01/17	90,959
903,431	6.000	10/01/17	922,780
120,510	5.000	02/01/18	120,373
897,370	5.500	02/01/18	907,200
703,585	5.000	04/01/18	702,784
1,239,269	5.000	05/01/18	1,237,856
5,751,772	4.500	06/01/18	5,616,179
131,158	5.000	06/01/18	131,008
84,905	6.500	08/01/18	88,066
365,777	7.000	08/01/18	385,121
3,618,768	4.000	09/01/18	3,516,941
235,227	4.500	10/01/18	231,787
51,654	4.500	11/01/18	50,899
235,832	5.000	11/01/18	235,563
269,723	4.500	12/01/18	263,934
160,934	5.000	02/01/19	160,454
1,191,619	5.000	03/01/19	1,188,064
906,954	5.000	04/01/19	904,248
339,301	4.500	05/01/19	332,975
169,306	4.500	06/01/19	166,150
117,728	4.500	08/01/19	115,534
584,073	5.000	08/01/19	582,330
256,372	5.000	10/01/19	255,607
1,067,786	5.000	11/01/19	1,064,600
689	7.000	07/01/25	726
8,930	7.000	11/01/25	9,401
64,570	9.000	11/01/25	71,432
305,839	7.000	08/01/26	323,059
4,069	7.000	08/01/27	4,302
21,274	7.000	09/01/27	22,491
746	7.000	01/01/28	789
680,766	6.000	02/01/29	694,634
377,196	6.000	03/01/29	384,875

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$156,823	6.500%	03/01/29	$162,652
339,236	6.000	05/01/29	346,143
32,754	6.500	05/01/29	33,931
979,533	6.000	06/01/29	999,476
223,742	6.500	06/01/29	231,782
128,049	6.500	07/01/29	132,650
214,986	6.500	08/01/29	222,711
6,093	7.000	09/01/29	6,425
102,686	6.500	10/01/29	106,376
83,630	8.000	10/01/29	91,069
136,641	6.500	11/01/29	141,551
103,619	6.500	12/01/29	107,343
40,969	7.000	12/01/29	43,206
1,616	8.500	04/01/30	1,780
8,075	8.000	05/01/30	8,545
480	8.500	06/01/30	529
160,198	6.500	04/01/31	165,657
39,999	7.000	05/01/32	42,159
284,156	7.000	06/01/32	299,517
369,887	7.000	08/01/32	389,882
88,405	8.000	08/01/32	95,690
28,424	7.000	05/01/35	29,696
63,104	7.000	07/01/35	65,929
73,190	7.000	08/01/35	76,467
229,754	5.000	09/01/35	224,326
85,577	7.000	10/01/35	89,407
1,050,345	5.000	01/01/36	1,025,531
43,889	7.000	01/01/36	45,850
288,154	7.000	04/01/36	301,031
582,359	6.500	09/01/36	597,732
1,016,933	6.500	11/01/36	1,043,779
400,706	6.500	03/01/37	411,285
280,535	7.000	03/01/37	293,072
44,791	7.000	06/01/37	46,789
233,780	6.500	09/01/37	239,886
52,253	6.500	10/01/37	53,618
5,410,986	7.000	10/01/37	5,652,374
3,744,813	7.500	10/01/37	3,964,302
5,026,622	7.000	11/01/37	5,250,863
397,945	6.500	12/01/37	408,338
21,786	7.000	12/01/37	22,757
134,376	5.500	02/01/38	134,100
597,484	5.500	03/01/38	596,257
720,983	5.000	04/01/38	702,986
41,302	5.500	04/01/38	41,217
2,985,035	5.000	06/01/38	2,910,523
41,217	6.500	06/01/38	42,294
440,422	6.000	08/01/38	446,434
4,246,192	6.000	09/01/38	4,301,350
128,757	6.500	09/01/38	132,153
2,000,000	4.500	TBA-15yr(e)	1,945,624
10,000,000	5.500	TBA-30yr(e)	9,971,880
5,000,000	6.000	TBA-30yr(e)	5,064,060
2,000,000	6.500	TBA-30yr(e)	2,050,624

			74,275,058

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — 1.0%
$31,832	7.000%	03/15/12	$32,872
32,625	7.000	06/15/23	34,911
21,303	7.000	10/15/25	22,788
25,375	7.000	11/15/25	27,143
4,424	7.000	02/15/26	4,699
18,123	7.000	04/15/26	19,249
7,242	7.000	03/15/27	7,693
1,348	7.000	06/15/27	1,432
8,530	7.000	10/15/27	9,061
153,010	7.000	11/15/27	162,532
7,889	7.000	01/15/28	8,385
54,280	7.000	02/15/28	57,698
17,308	7.000	03/15/28	18,398
6,218	7.000	04/15/28	6,610
1,136	7.000	05/15/28	1,208
19,936	7.000	06/15/28	21,191
41,351	7.000	07/15/28	43,954
117,195	7.000	08/15/28	124,575
59,980	7.000	09/15/28	63,757
5,531	7.000	11/15/28	5,879
5,880	7.500	11/15/30	6,243
3,899	7.000	10/15/31	4,130
1,463	7.000	12/15/31	1,550
37,504	7.500	10/15/32	40,349
1,340,724	6.000	08/20/34	1,361,572

			2,087,879

TOTAL FEDERAL AGENCIES			$93,210,868

TOTAL MORTGAGE-BACKED OBLIGATIONS			$158,121,202

Agency Debentures — 1.1%
FNMA(f)
$600,000	0.000%	10/09/19	$300,348
Tennessee Valley Authority(g)
2,000,000	5.375	04/01/56	2,118,199

TOTAL AGENCY DEBENTURES			$2,418,547

Asset-Backed Securities — 1.4%
Home Equity — 1.4%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
$1,108,179	4.207%	10/25/37	$941,952
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
350,000	4.457	10/25/37	175,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
700,000	4.657	10/25/37	262,500
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
284,545	7.000	09/25/37	158,456
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
289,402	7.000	09/25/37	140,367
HFC Home Equity Loan Asset Backed Certificates Series 2007-3, Class APT(b)
1,168,838	4.388	11/20/36	888,499

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Lehman XS Trust Series 2005-7N, Class 1A1A(b)
$602,217	3.477%	12/25/35	$389,499

TOTAL ASSET-BACKED SECURITIES			$2,956,273

Supranational — 1.9%
Banks — 1.9%
Asian Development Bank
$5,000,000	1.000%	10/01/15	$3,969,595

U.S. Treasury Obligations — 0.8%
United States Treasury Inflation Indexed Bonds-TIPS
$900,000	2.375%	01/15/27	$949,378
400,000	1.750	01/15/28	366,407
200,000	3.625	04/15/28	312,925

TOTAL U.S. TREASURY OBLIGATIONS			$1,628,710

	Interest
Shares	Rate	Value
Preferred Stocks — 0.5%
Banks — 0.5%
JPMorgan Chase & Co.(b)
675,000	7.900%	$568,269
Royal Bank of Scotland Group PLC ADR
475,000	9.118	460,598

TOTAL PREFERRED STOCKS		$1,028,867

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 6.7%
JPMorgan Chase Euro — Time Deposit
$14,176,376	1.484%	10/01/08	$14,176,376

TOTAL INVESTMENTS — 110.5%			$232,951,922

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.5)%			(22,105,499)

NET ASSETS — 100.0%			$210,846,423

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $9,890,039, which represents approximately 4.7% of net assets as of September 30, 2008.
(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.
(c) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.
(d) Security is issued with a zero coupon, and interest rate is contingent upon LIBOR reaching a predetermined level.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $23,010,940 which represents approximately 10.9% of net assets as of September 30, 2008.
(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g) All or a portion of security is segregated for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Inter Bank Offered Rate
REIT	— Real Estate Investment Trust
TIPS	— Treasury Inflation-Protected Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At September 30, 2008 , the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Canadian Dollar	Sale	12/17/08	$671,000	$654,566	$16,434
Canadian Dollar	Purchase	12/17/08	175,000	176,295	1,295
Euro	Sale	10/31/08	942,041	910,689	31,352
Euro	Purchase	12/17/08	350,000	352,195	2,195
Euro	Sale	12/17/08	3,283,731	3,265,642	18,089
Japanese Yen	Purchase	12/17/08	350,000	356,836	6,836
New Zealand Dollar	Sale	12/17/08	863,983	859,519	4,464
New Zealand Dollar	Purchase	12/17/08	175,000	175,266	266
Norwegian Krone	Sale	12/17/08	175,000	168,536	6,464
Swedish Krona	Sale	12/17/08	1,027,742	990,792	36,950
Swiss Franc	Sale	12/17/08	168,000	161,818	6,182
Swiss Franc	Purchase	12/17/08	698,143	707,100	8,957

TOTAL					$139,484

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Australian Dollar	Purchase	12/17/08	$1,199,951	$1,152,859	$(47,092)
British Pound	Sale	12/17/08	960,944	972,462	(11,518)
British Pound	Purchase	12/17/08	671,000	646,210	(24,790)
Canadian Dollar	Purchase	12/17/08	1,120,093	1,093,293	(26,800)
Canadian Dollar	Sale	12/17/08	524,000	525,864	(1,864)
Euro	Purchase	12/17/08	2,383,000	2,322,956	(60,044)
Japanese Yen	Purchase	12/17/08	168,000	167,104	(896)
Japanese Yen	Sale	12/17/08	698,000	718,125	(20,125)
New Zealand Dollar	Purchase	12/17/08	175,000	174,083	(917)
Norwegian Krone	Purchase	12/17/08	1,378,763	1,328,444	(50,319)
Swedish Krona	Purchase	10/20/08	505,117	495,270	(9,847)
Swedish Krona	Purchase	12/17/08	669,440	631,414	(38,026)
Swiss Franc	Purchase	12/17/08	875,894	869,248	(6,646)
Swiss Franc	Sale	12/17/08	175,000	177,539	(2,539)

TOTAL					$(301,423)

FORWARD SALES CONTRACT — At September 30, 2008, the Fund had the following forward sales contract:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA (Proceeds Receivable: $11,507,187)	7.000%	TBA–30yr(e)	10/14/08	$11,000,000	$11,491,568

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
FUTURES CONTRACTS — At September 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(16)	December 2008	$(3,861,800)	$20,369
Eurodollars	15	June 2009	3,636,000	26,769
Eurodollars	7	September 2009	1,695,313	(8,424)
Eurodollars	7	December 2009	1,689,800	(9,736)
Euro-Schatz	50	December 2008	7,347,308	44,122
U.S. Treasury Bonds	(13)	December 2008	(1,523,234)	1,271
2 Year U.S. Treasury Notes	(3)	December 2008	(640,313)	(1,651)
5 Year U.S. Treasury Notes	213	December 2008	23,905,922	(73,248)
10 Year U.S. Treasury Notes	113	December 2008	12,952,625	(85,584)

TOTAL				$(86,112)

TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$260,249,279

Gross unrealized gain	1,494,274
Gross unrealized loss	(28,791,631)

Net unrealized security loss	$(27,297,357)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Automobiles & Components — 0.5%
55,513	Ford Motor Co.*(a)	$288,668
13,400	General Motors Corp.(a)	126,630
5,700	Harley-Davidson, Inc.	212,610
14,335	Johnson Controls, Inc.	434,780
5,600	The Goodyear Tire & Rubber Co.*	85,736

		1,148,424

Banks — 3.0%
13,500	BB&T Corp.(a)	510,300
3,750	Comerica, Inc.	122,963
13,805	Fifth Third Bancorp	164,279
4,504	First Horizon National Corp.(a)	42,158
12,700	Hudson City Bancorp, Inc.	234,315
8,349	Huntington Bancshares, Inc.	66,709
11,700	KeyCorp	139,698
1,800	M&T Bank Corp.(a)	160,650
6,100	Marshall & Ilsley Corp.(a)	122,915
2,500	MGIC Investment Corp.	17,575
17,300	National City Corp.(a)	30,275
8,421	PNC Financial Services Group, Inc.	629,049
16,925	Regions Financial Corp.(a)	162,480
12,685	Sovereign Bancorp, Inc.	50,106
8,700	SunTrust Banks, Inc.	391,413
41,951	U.S. Bancorp	1,511,075
52,427	Wachovia Corp.(a)	183,494
37,540	Washington Mutual, Inc.(a)	3,078
79,802	Wells Fargo & Co.	2,994,969
2,800	Zions Bancorp	108,360

		7,645,861

Capital Goods — 8.2%
16,939	3M Co.	1,157,103
14,671	Caterpillar, Inc.(a)	874,392
4,200	Cooper Industries Ltd. Class A	167,790
5,000	Cummins, Inc.	218,600
6,200	Danaher Corp.	430,280
10,479	Deere & Co.	518,711
4,550	Dover Corp.	184,502
4,000	Eaton Corp.	224,720
18,804	Emerson Electric Co.	767,015
3,100	Fastenal Co.	153,109
4,382	Fluor Corp.	244,077
9,706	General Dynamics Corp.	714,556
240,387	General Electric Co.	6,129,869
3,000	Goodrich Corp.	124,800
18,050	Honeywell International, Inc.	749,978
9,700	Illinois Tool Works, Inc.	431,165
7,639	Ingersoll-Rand Co. Ltd. Class A	238,108
4,400	ITT Corp.	244,684
3,000	Jacobs Engineering Group, Inc.*	162,930
3,000	L-3 Communications Holdings, Inc.	294,960
8,082	Lockheed Martin Corp.	886,353
8,500	Masco Corp.	152,490
8,092	Northrop Grumman Corp.	489,890
8,842	PACCAR, Inc.	337,676
3,100	Pall Corp.	106,609
4,148	Parker Hannifin Corp.	219,844

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
3,400	Precision Castparts Corp.	$267,852
10,079	Raytheon Co.	539,327
3,700	Rockwell Automation, Inc.	138,158
3,760	Rockwell Collins, Inc.	180,818
2,600	Terex Corp.*	79,352
5,900	Textron, Inc.	172,752
17,967	The Boeing Co.	1,030,407
3,500	The Manitowoc Co., Inc.	54,425
11,687	Tyco International Ltd.	409,279
23,437	United Technologies Corp.	1,407,626
1,628	W.W. Grainger, Inc.	141,587

		20,645,794

Commercial & Professional Services — 0.5%
7,800	Allied Waste Industries, Inc.*	86,658
2,700	Avery Dennison Corp.	120,096
3,200	Cintas Corp.	91,872
3,150	Equifax, Inc.	108,518
3,000	Monster Worldwide, Inc.*	44,730
4,900	Pitney Bowes, Inc.	162,974
5,200	R.R. Donnelley & Sons Co.	127,556
3,600	Robert Half International, Inc.	89,100
11,849	Waste Management, Inc.	373,125

		1,204,629

Consumer Durables & Apparel — 1.0%
1,382	Black & Decker Corp.	83,956
3,100	Centex Corp.	50,220
7,900	Coach, Inc.*	197,816
7,100	D.R. Horton, Inc.	92,442
6,500	Eastman Kodak Co.	99,970
3,600	Fortune Brands, Inc.	206,496
1,600	Harman International Industries, Inc.	54,512
2,921	Hasbro, Inc.	101,417
2,300	Jones Apparel Group, Inc.	42,573
1,900	KB HOME(a)	37,392
3,700	Leggett & Platt, Inc.	80,623
3,100	Lennar Corp. Class A	47,089
2,600	Liz Claiborne, Inc.	42,718
8,551	Mattel, Inc.	154,260
6,433	Newell Rubbermaid, Inc.	111,034
9,459	NIKE, Inc. Class B	632,807
1,400	Polo Ralph Lauren Corp.	93,296
4,900	Pulte Homes, Inc.	68,453
1,403	Snap-On, Inc.	73,882
1,800	The Stanley Works	75,132
2,100	VF Corp.	162,351
1,859	Whirlpool Corp.	147,400

		2,655,839

Consumer Services — 1.4%
2,500	Apollo Group, Inc. Class A*	148,250
10,400	Carnival Corp.	367,640
3,300	Darden Restaurants, Inc.	94,479
7,900	H&R Block, Inc.	179,725
7,600	International Game Technology	130,568
7,300	Marriott International, Inc. Class A	190,457
27,233	McDonald’s Corp.	1,680,276

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — (continued)
17,856	Starbucks Corp.*	$265,519
4,400	Starwood Hotels & Resorts Worldwide, Inc.	123,816
4,526	Wyndham Worldwide Corp.	71,104
11,397	Yum! Brands, Inc.	371,656

		3,623,490

Diversified Financials — 8.2%
4,800	American Capital Ltd.(a)	122,448
28,169	American Express Co.	998,028
5,180	Ameriprise Financial, Inc.	197,876
110,126	Bank of America Corp.	3,854,410
9,133	Capital One Financial Corp.	465,783
6,500	CIT Group, Inc.	45,240
131,305	Citigroup, Inc.	2,693,065
1,618	CME Group, Inc.	601,103
11,717	Discover Financial Services	161,929
12,000	E*Trade Financial Corp.*(a)	33,600
2,000	Federated Investors, Inc. Class B	57,700
3,730	Franklin Resources, Inc.	328,725
1,800	Intercontinental Exchange, Inc.*	145,224
9,500	Invesco Ltd.	199,310
3,700	Janus Capital Group, Inc.	89,836
89,002	JPMorgan Chase & Co.	4,156,393
3,400	Legg Mason, Inc.	129,404
4,300	Leucadia National Corp.	195,392
36,712	Merrill Lynch & Co., Inc.	928,814
4,900	Moody’s Corp.(a)	166,600
26,934	Morgan Stanley & Co.	619,482
5,300	Northern Trust Corp.	382,660
6,600	NYSE Euronext	258,588
11,471	SLM Corp.*	141,552
10,467	State Street Corp.	595,363
6,200	T. Rowe Price Group, Inc.	333,002
27,415	The Bank of New York Mellon Corp.	893,181
22,486	The Charles Schwab Corp.	584,636
10,492	The Goldman Sachs Group, Inc.(b)	1,342,976

		20,722,320

Energy — 13.0%
11,318	Anadarko Petroleum Corp.	549,036
8,116	Apache Corp.	846,336
7,493	Baker Hughes, Inc.	453,626
7,100	BJ Services Co.	135,823
2,400	Cabot Oil & Gas Corp.	86,736
5,300	Cameron International Corp.*	204,262
12,617	Chesapeake Energy Corp.	452,446
49,649	Chevron Corp.	4,095,050
36,702	ConocoPhillips	2,688,422
4,600	Consol Energy, Inc.	211,094
10,616	Devon Energy Corp.	968,179
16,830	El Paso Corp.	214,751
3,600	ENSCO International, Inc.	207,468
5,993	EOG Resources, Inc.	536,134
125,515	Exxon Mobil Corp.	9,747,495
21,244	Halliburton Co.	688,093

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
6,900	Hess Corp.	$566,352
17,208	Marathon Oil Corp.	686,083
2,000	Massey Energy Co.	71,340
4,600	Murphy Oil Corp.	295,044
7,100	Nabors Industries Ltd.*	176,932
10,118	National-Oilwell Varco, Inc.*	508,227
6,600	Noble Corp.	289,740
4,200	Noble Energy, Inc.	233,478
19,800	Occidental Petroleum Corp.	1,394,910
6,706	Peabody Energy Corp.	301,770
2,900	Pioneer Natural Resources Co.	151,612
3,900	Range Resources Corp.	167,193
2,700	Rowan Companies, Inc.	82,485
28,933	Schlumberger Ltd.	2,259,378
5,200	Smith International, Inc.	304,928
8,300	Southwestern Energy Co.*	253,482
14,606	Spectra Energy Corp.	347,623
2,800	Sunoco, Inc.	99,624
3,500	Tesoro Corp.	57,715
14,083	The Williams Companies, Inc.	333,063
7,616	Transocean, Inc.*	836,541
12,413	Valero Energy Corp.	376,114
16,600	Weatherford International Ltd.*	417,324
13,300	XTO Energy, Inc.	618,716

		32,914,625

Food & Staples Retailing — 2.8%
10,512	Costco Wholesale Corp.	682,544
34,924	CVS/Caremark Corp.	1,175,542
10,800	Safeway, Inc.	256,176
4,873	SUPERVALU, Inc.	105,744
14,600	Sysco Corp.	450,118
16,032	The Kroger Co.	440,559
24,100	Walgreen Co.	746,136
54,102	Wal-Mart Stores, Inc.	3,240,169
3,700	Whole Foods Market, Inc.(a)	74,111

		7,171,099

Food, Beverage & Tobacco — 6.1%
49,980	Altria Group, Inc.	991,603
17,243	Anheuser-Busch Companies, Inc.	1,118,726
15,949	Archer-Daniels-Midland Co.	349,443
2,000	Brown-Forman Corp. Class B	143,620
5,200	Campbell Soup Co.	200,720
7,500	Coca-Cola Enterprises, Inc.	125,775
11,200	ConAgra Foods, Inc.	217,952
4,900	Constellation Brands, Inc. Class A*	105,154
3,700	Dean Foods Co.*	86,432
8,100	General Mills, Inc.	556,632
7,700	H.J. Heinz Co.	384,769
6,100	Kellogg Co.	342,210
36,757	Kraft Foods, Inc. Class A	1,203,792
4,147	Lorillard, Inc.	295,059
3,300	McCormick & Co., Inc.	126,885
3,600	Molson Coors Brewing Co. Class B	168,300
3,425	Pepsi Bottling Group, Inc.	99,907

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — (continued)
37,775	PepsiCo, Inc.	$2,692,224
49,981	Philip Morris International, Inc.	2,404,086
4,245	Reynolds American, Inc.	206,392
16,800	Sara Lee Corp.	212,184
47,984	The Coca-Cola Co.	2,537,394
4,200	The Hershey Co.	166,068
6,900	Tyson Foods, Inc. Class A	82,386
3,600	UST, Inc.	239,544
5,250	Wm. Wrigley Jr. Co.	416,850

		15,474,107

Health Care Equipment & Services — 4.2%
11,289	Aetna, Inc.	407,646
3,730	AmerisourceBergen Corp.	140,434
15,300	Baxter International, Inc.	1,004,139
5,900	Becton, Dickinson and Co.	473,534
36,306	Boston Scientific Corp.*	445,475
2,367	C.R. Bard, Inc.	224,557
8,732	Cardinal Health, Inc.	430,313
6,819	CIGNA Corp.	231,710
3,600	Coventry Health Care, Inc.*	117,180
11,984	Covidien Ltd.	644,260
2,600	DaVita, Inc.*	148,226
5,946	Express Scripts, Inc.*	438,934
3,890	Hospira, Inc.*	148,598
4,100	Humana, Inc.*	168,920
4,554	IMS Health, Inc.	86,116
890	Intuitive Surgical, Inc.*	214,472
2,800	Laboratory Corp. of America Holdings*	194,600
6,664	McKesson Corp.	358,590
12,237	Medco Health Solutions, Inc.*	550,665
27,158	Medtronic, Inc.	1,360,616
2,081	Patterson Companies, Inc.*	63,283
3,800	Quest Diagnostics, Inc.	196,346
8,393	St. Jude Medical, Inc.*	365,012
6,000	Stryker Corp.	373,800
11,050	Tenet Healthcare Corp.*	61,327
29,400	UnitedHealth Group, Inc.	746,466
3,100	Varian Medical Systems, Inc.*	177,103
12,360	WellPoint, Inc.*	578,077
5,417	Zimmer Holdings, Inc.*	349,721

		10,700,120

Household & Personal Products — 3.0%
10,100	Avon Products, Inc.	419,857
12,186	Colgate-Palmolive Co.	918,215
10,140	Kimberly-Clark Corp.	657,477
73,330	Procter & Gamble Co.	5,110,368
3,400	The Clorox Co.	213,146
2,900	The Estee Lauder Companies, Inc. Class A	144,739

		7,463,802

Insurance — 2.9%
11,592	Aflac, Inc.	681,030
66,323	American International Group, Inc.	220,856
6,650	Aon Corp.	298,984

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
2,800	Assurant, Inc.	$154,000
3,868	Cincinnati Financial Corp.	110,006
11,000	Genworth Financial, Inc. Class A	94,710
7,273	Hartford Financial Services Group, Inc.	298,120
6,158	Lincoln National Corp.	263,624
8,847	Loews Corp.	349,368
12,388	Marsh & McLennan Companies, Inc.	393,443
4,450	MBIA, Inc.	52,955
17,207	MetLife, Inc.	963,592
6,332	Principal Financial Group, Inc.	275,379
10,348	Prudential Financial, Inc.	745,056
12,938	The Allstate Corp.	596,700
8,808	The Chubb Corp.	483,559
16,800	The Progressive Corp.	292,320
14,299	The Travelers Companies, Inc.	646,315
2,041	Torchmark Corp.	122,052
8,218	Unum Corp.	206,272
7,600	XL Capital Ltd. Class A	136,344

		7,384,685

Materials — 3.3%
5,200	Air Products & Chemicals, Inc.	356,148
2,800	AK Steel Holding Corp.	72,576
19,595	Alcoa, Inc.	442,455
2,551	Allegheny Technologies, Inc.	75,382
1,500	Ashland, Inc.	43,860
2,300	Ball Corp.	90,827
2,300	Bemis Co., Inc.	60,283
1,390	CF Industries Holdings, Inc.	127,130
21,938	E.I. du Pont de Nemours & Co.	884,102
1,900	Eastman Chemical Co.	104,614
4,212	Ecolab, Inc.	204,366
9,260	Freeport-McMoRan Copper & Gold, Inc.	526,431
2,700	Hercules, Inc.	53,433
1,900	International Flavors & Fragrances, Inc.	74,974
10,459	International Paper Co.	273,817
4,098	MeadWestvaco Corp.	95,524
13,354	Monsanto Co.	1,321,779
10,988	Newmont Mining Corp.(a)	425,895
7,800	Nucor Corp.	308,100
3,300	Pactiv Corp.*	81,939
4,000	PPG Industries, Inc.	233,280
7,700	Praxair, Inc.	552,398
2,990	Rohm & Haas Co.	209,300
4,116	Sealed Air Corp.	90,511
2,900	Sigma-Aldrich Corp.	152,018
22,613	The Dow Chemical Co.	718,641
2,500	Titanium Metals Corp.	28,350
2,920	United States Steel Corp.	226,621
2,700	Vulcan Materials Co.(a)	201,150
5,192	Weyerhaeuser Co.	314,531

		8,350,435

Media — 2.6%
16,864	CBS Corp. Class B	245,877

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
70,915	Comcast Corp. Class A	$1,392,061
5,071	Gannett Co., Inc.(a)	85,751
1,100	Meredith Corp.(a)	30,844
55,886	News Corp. Class A	670,073
7,648	Omnicom Group, Inc.	294,907
2,200	Scripps Networks Interactive, Inc. Class A	79,882
13,900	The DIRECTV Group, Inc.*	363,763
12,071	The Interpublic Group of Companies, Inc.*	93,550
7,608	The McGraw-Hill Companies, Inc.	240,489
3,200	The New York Times Co. Class A(a)	45,728
45,129	The Walt Disney Co.	1,385,009
133	The Washington Post Co. Class B	74,049
86,098	Time Warner, Inc.	1,128,745
14,944	Viacom, Inc. Class B*	371,209

		6,501,937

Pharmaceuticals, Biotechnology & Life Sciences — 8.5%
37,200	Abbott Laboratories	2,141,976
7,400	Allergan, Inc.	381,100
25,440	Amgen, Inc.*	1,507,829
4,000	Applied Biosystems, Inc.	137,000
2,600	Barr Pharmaceuticals, Inc.*	169,780
6,973	Biogen Idec, Inc.*	350,672
48,138	Bristol-Myers Squibb Co.	1,003,677
11,000	Celgene Corp.*	696,080
24,300	Eli Lilly & Co.	1,069,929
7,500	Forest Laboratories, Inc.*	212,100
6,400	Genzyme Corp.*	517,696
22,100	Gilead Sciences, Inc.*	1,007,318
67,482	Johnson & Johnson	4,675,153
5,666	King Pharmaceuticals, Inc.*	54,280
51,629	Merck & Co., Inc.	1,629,411
1,300	Millipore Corp.*	89,440
7,500	Mylan, Inc.*(a)	85,650
2,800	PerkinElmer, Inc.	69,916
162,708	Pfizer, Inc.	3,000,336
39,346	Schering-Plough Corp.	726,721
10,168	Thermo Fisher Scientific, Inc.*	559,240
2,400	Waters Corp.*	139,632
2,400	Watson Pharmaceuticals, Inc.*	68,400
32,046	Wyeth	1,183,779

		21,477,115

Real Estate — 1.3%
2,020	Apartment Investment & Management Co. (REIT)	70,740
1,900	AvalonBay Communities, Inc. (REIT)(a)	186,998
2,927	Boston Properties, Inc. (REIT)	274,143
4,300	CB Richard Ellis Group, Inc. Class A*	57,491
3,000	Developers Diversified Realty Corp. (REIT)	95,070
6,600	Equity Residential (REIT)	293,106
5,231	General Growth Properties, Inc. (REIT)	78,988
6,000	HCP, Inc. (REIT)	240,780

Shares	Description	Value
Common Stocks — (continued)
Real Estate — (continued)
12,357	Host Hotels & Resorts, Inc. (REIT)	$164,225
5,400	Kimco Realty Corp. (REIT)	199,476
4,100	Plum Creek Timber Co., Inc. (REIT)	204,426
6,400	ProLogis (REIT)	264,128
3,051	Public Storage, Inc. (REIT)	302,079
5,400	Simon Property Group, Inc. (REIT)	523,800
3,300	Vornado Realty Trust (REIT)	300,135

		3,255,585

Retailing — 2.7%
2,177	Abercrombie & Fitch Co. Class A	85,883
7,768	Amazon.com, Inc.*	565,200
2,872	AutoNation, Inc.*(a)	32,281
979	AutoZone, Inc.*	120,750
6,372	Bed Bath & Beyond, Inc.*	200,144
8,350	Best Buy Co., Inc.	313,125
2,100	Big Lots, Inc.*	58,443
1,800	Dillard’s, Inc. Class A(a)	21,240
5,200	Expedia, Inc.*	78,572
3,400	Family Dollar Stores, Inc.	80,580
4,100	GameStop Corp. Class A*	140,261
3,998	Genuine Parts Co.	160,760
5,400	J.C. Penney Co., Inc.	180,036
7,319	Kohl’s Corp.*	337,260
7,300	Limited Brands, Inc.	126,436
35,600	Lowe’s Companies, Inc.	843,364
10,334	Macy’s, Inc.	185,805
3,724	Nordstrom, Inc.	107,326
6,600	Office Depot, Inc.*	38,412
2,900	RadioShack Corp.	50,112
1,300	Sears Holdings Corp.*(a)	121,550
17,397	Staples, Inc.	391,432
18,300	Target Corp.	897,615
11,150	The Gap, Inc.	198,247
40,794	The Home Depot, Inc.	1,056,157
2,500	The Sherwin-Williams Co.	142,900
10,193	The TJX Companies, Inc.	311,090
2,900	Tiffany & Co.	103,008

		6,947,989

Semiconductors & Semiconductor Equipment — 2.2%
15,900	Advanced Micro Devices, Inc.*(a)	83,475
6,974	Altera Corp.	144,222
7,100	Analog Devices, Inc.	187,085
32,800	Applied Materials, Inc.	496,264
10,450	Broadcom Corp. Class A*	194,684
135,564	Intel Corp.	2,539,114
4,225	KLA-Tencor Corp.	133,721
5,400	Linear Technology Corp.	165,564
15,400	LSI Corp.*	82,544
5,500	MEMC Electronic Materials, Inc.*	155,430
4,500	Microchip Technology, Inc.(a)	132,435
18,943	Micron Technology, Inc.*	76,719
5,100	National Semiconductor Corp.	87,771
2,265	Novellus Systems, Inc.*(a)	44,485
14,150	NVIDIA Corp.*	151,546

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
5,000	Teradyne, Inc.*	$39,050
32,058	Texas Instruments, Inc.	689,247
6,800	Xilinx, Inc.	159,460

		5,562,816

Software & Services — 6.1%
12,915	Adobe Systems, Inc.*	509,755
2,300	Affiliated Computer Services, Inc. Class A*	116,449
4,100	Akamai Technologies, Inc.*	71,504
5,500	Autodesk, Inc.*	184,525
12,300	Automatic Data Processing, Inc.	525,825
4,800	BMC Software, Inc.*	137,424
9,604	CA, Inc.	191,696
4,600	Citrix Systems, Inc.*	116,196
6,835	Cognizant Technology Solutions Corp. Class A*	156,043
3,700	Computer Sciences Corp.*	148,703
6,000	Compuware Corp.*	58,140
2,900	Convergys Corp.*	42,862
26,744	eBay, Inc.*	598,530
7,900	Electronic Arts, Inc.*	292,221
4,300	Fidelity National Information Services, Inc.	79,378
4,050	Fiserv, Inc.*	191,646
5,717	Google, Inc. Class A*	2,289,773
7,800	Intuit, Inc.*	246,558
215	Lender Processing Services, Inc.	6,562
1,700	Mastercard, Inc. Class A	301,461
189,703	Microsoft Corp.	5,063,173
9,600	Novell, Inc.*	49,344
94,417	Oracle Corp.*	1,917,609
7,931	Paychex, Inc.	261,961
2,500	Salesforce.com, Inc.*	121,000
20,212	Symantec Corp.*	395,751
4,500	Total System Services, Inc.	73,800
10,000	Unisys Corp.*	27,500
4,902	VeriSign, Inc.*	127,844
17,519	Western Union Co.	432,194
33,800	Yahoo!, Inc.*	584,740

		15,320,167

Technology Hardware & Equipment — 7.3%
8,496	Agilent Technologies, Inc.*	251,991
4,200	Amphenol Corp. Class A	168,588
21,458	Apple, Inc.*	2,438,916
2,385	Ciena Corp.*	24,041
142,567	Cisco Systems, Inc.*	3,216,312
37,725	Corning, Inc.	590,019
42,300	Dell, Inc.*	697,104
50,172	EMC Corp.*	600,057
3,200	Harris Corp.	147,840
59,124	Hewlett-Packard Co.	2,733,894
32,725	International Business Machines Corp.	3,827,516
5,000	Jabil Circuit, Inc.	47,700
4,625	JDS Uniphase Corp.*	39,127

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
13,100	Juniper Networks, Inc.*	$276,017
2,000	Lexmark International, Inc. Class A*	65,140
3,225	Molex, Inc.	72,401
55,635	Motorola, Inc.	397,234
7,711	NetApp, Inc.*	140,572
553	Nortel Networks Corp.*	1,239
3,300	QLogic Corp.*	50,688
39,520	QUALCOMM, Inc.	1,698,174
5,600	SanDisk Corp.*	109,480
19,014	Sun Microsystems, Inc.*	144,506
9,600	Tellabs, Inc.*	38,976
4,700	Teradata Corp.*	91,650
11,498	Tyco Electronics Ltd.	318,035
21,500	Xerox Corp.	247,895

		18,435,112

Telecommunication Services — 3.0%
9,400	American Tower Corp. Class A*	338,118
142,268	AT&T, Inc.	3,972,123
2,400	CenturyTel, Inc.	87,960
3,240	Embarq Corp.	131,382
7,300	Frontier Communications Corp.	83,950
34,663	Qwest Communications International, Inc.	111,961
70,210	Sprint Nextel Corp.	428,281
68,629	Verizon Communications, Inc.	2,202,305
11,281	Windstream Corp.	123,414

		7,479,494

Transportation — 2.2%
6,822	Burlington Northern Santa Fe Corp.	630,558
4,000	C.H. Robinson Worldwide, Inc.	203,840
9,962	CSX Corp.	543,626
5,100	Expeditors International of Washington, Inc.	177,684
7,600	FedEx Corp.	600,704
9,135	Norfolk Southern Corp.	604,828
1,300	Ryder System, Inc.	80,600
17,518	Southwest Airlines Co.	254,186
12,320	Union Pacific Corp.	876,691
24,311	United Parcel Service, Inc. Class B	1,528,919

		5,501,636

Utilities — 3.5%
16,000	AES Corp.*	187,040
4,100	Allegheny Energy, Inc.	150,757
4,977	Ameren Corp.	194,252
9,491	American Electric Power Co., Inc.	351,452
7,998	CenterPoint Energy, Inc.	116,531
5,400	CMS Energy Corp.	67,338
6,600	Consolidated Edison, Inc.	283,536
4,350	Constellation Energy Group, Inc.	105,705
14,047	Dominion Resources, Inc.	600,931
4,000	DTE Energy Co.	160,480
30,613	Duke Energy Corp.	533,585
11,397	Dynegy, Inc. Class A*	40,801
7,869	Edison International	313,973

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities - (continued)
4,648	Entergy Corp.	$413,718
15,981	Exelon Corp.	1,000,730
7,334	FirstEnergy Corp.	491,305
9,746	FPL Group, Inc.	490,224
1,731	Integrys Energy Group, Inc.	86,446
1,000	Nicor, Inc.	44,350
6,700	NiSource, Inc.	98,892
4,900	Pepco Holdings, Inc.	112,259
8,731	PG&E Corp.	326,976
2,300	Pinnacle West Capital Corp.	79,143
8,951	PPL Corp.	331,366
6,477	Progress Energy, Inc.	279,353
12,242	Public Service Enterprise Group, Inc.	401,415
4,100	Questar Corp.	167,772
6,013	Sempra Energy	303,476
18,800	Southern Co.	708,572
5,300	TECO Energy, Inc.	83,369
10,710	Xcel Energy, Inc.	214,093

		8,739,840

TOTAL COMMON STOCKS		$246,326,921

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Government Obligation — 0.2%
United States Treasury Bill(c)(d)
$412,000	1.586%	12/11/08	$411,391

Short-Term Obligation — 1.6%
JPMorgan Chase Euro — Time Deposit
$3,916,353	1.484%	10/01/08	$3,916,353

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$250,654,665

	Interest
Shares	Rate	Value
Securities Lending Collateral(e) — 1.4%
Boston Global Investment Trust — Enhanced Portfolio
3,699,946	3.910%	$3,625,947

TOTAL INVESTMENTS — 100.7%		$254,280,612

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,675,597)

NET ASSETS — 100.0%		$252,605,015

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
(c) All or a portion of security is segregated for initial margin requirements on futures transactions.
(d) Interest rates represent the annualized yield on date of purchase.
(e) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P500 E-mini	111	December 2008	$6,479,070	$(505,059)

TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$251,426,351

Gross unrealized gain	41,682,942
Gross unrealized loss	(38,828,681)

Net unrealized security gain	$2,854,261

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 81.9%
Adjustable Rate FHLMC(a) — 1.6%
$741,111	4.846%	09/01/35	$741,919
713,629	4.735	10/01/35	704,490

			1,446,409

Adjustable Rate FNMA(a) — 1.9%
338,134	3.803	05/01/33	335,371
732,797	4.039	05/01/35	735,687
659,212	5.076	12/01/35	664,202

			1,735,260

Adjustable Rate Non-Agency(a) — 7.8%
First Horizon Alternative Mortgage Securities Series 2005-AA7, Class 2A1
576,307	5.400	09/25/35	386,005
GSR Mortgage Loan Trust Series 2005-AR6, Class 3A1
708,120	4.560	09/25/35	585,290
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
584,701	5.979	08/19/36	363,930
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
575,500	3.427	04/25/46	353,466
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
753,447	4.746	07/25/35	680,307
Lehman XS Trust Series 2007-4N, Class 3A2A
887,555	3.605	03/25/47	516,341
Luminent Mortgage Trust Series 2006-2, Class A1A
585,950	3.407	02/25/46	356,695
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
1,000,000	5.142	12/25/35	732,880
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1
558,750	3.855	01/25/46	336,832
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
962,666	5.895	11/25/37	591,223
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
872,138	3.986	08/25/47	491,214
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR10, Class 1A3
1,000,000	4.833	09/25/35	657,704
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
731,914	3.775	09/25/46	403,503
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
665,830	5.607	07/25/36	563,798

			7,019,188

Collateralized Mortgage Obligations — 5.3%
Interest Only(a)(b)(c) — 0.0%
FNMA Series 2004-47, Class EI
419,030	0.000%	06/25/34	12,182
FNMA Series 2004-62, Class DI
194,555	0.000	07/25/33	5,898

			18,080

Planned Amortization Class — 5.1%
FHLMC Series 2719, Class GC
4,580,000	5.000	06/15/26	4,612,172

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(a)(c) — 0.2%
FHLMC Series 3325, Class SX
$89,035	0.000%	06/15/37	$89,790
FNMA Series 2007-53, Class UF
80,265	0.000	06/25/37	68,146

			157,936

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			4,788,188

Commercial Mortgage-Backed Securities — 2.1%
Adjustable Rate Non-Agency(a) — 1.5%
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4
500,000	5.902	09/11/38	446,650
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
1,000,000	5.400	07/15/44	890,365

			1,337,015

Sequential Fixed Rate — 0.6%
Banc of America Funding Corp. Series 2007-8, Class 2A1
730,101	7.000	10/25/37	544,610

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$1,881,625

Federal Agencies — 63.2%
FHLMC — 9.3%
1,436,818	4.500	12/01/18	1,415,178
1,213,675	4.500	06/01/19	1,195,395
8,538	10.000	03/01/21	9,586
15,540	6.500	06/01/23	16,106
984,890	6.500	10/01/34	1,017,741
35,676	5.000	11/01/35	34,811
320,454	5.000	03/01/36	312,690
296,011	5.000	04/01/36	288,839
157,282	5.000	06/01/36	153,471
952,788	5.500	02/01/38	948,622
58,681	5.500	04/01/38	58,424
793,010	5.500	05/01/38	789,540
1,999,999	5.500	06/01/38	1,991,244
147,067	5.500	08/01/38	146,422

			8,378,069

FNMA — 53.9%
4,928	5.000	02/01/14	4,953
64,405	5.000	11/01/17	64,450
351,124	5.000	12/01/17	351,370
254,024	5.000	01/01/18	254,202
103,294	5.000	02/01/18	103,177
263,235	5.000	03/01/18	262,936
1,033,495	5.000	04/01/18	1,032,316
398,036	5.000	05/01/18	397,583
806,055	5.000	06/01/18	805,138
21,920	5.000	07/01/18	21,895
1,447,507	4.000	09/01/18	1,406,776
550,588	5.000	11/01/18	549,960
632,257	5.000	12/01/18	631,537
52,784	5.000	01/01/19	52,724
137,944	5.000	02/01/19	137,532
556,205	5.000	03/01/19	554,545
1,192,191	5.000	04/01/19	1,189,946

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$647,175	5.000%	06/01/19	$646,437
409,058	6.000	09/01/19	417,819
592,258	5.000	12/01/19	591,583
514,908	6.000	12/01/20	526,227
18,766	8.000	09/01/21	20,407
229,553	5.500	04/01/33	229,472
322,629	5.500	01/01/34	322,516
9,474	7.000	05/01/35	9,899
21,035	7.000	07/01/35	21,976
24,397	7.000	08/01/35	25,489
93,192	7.000	10/01/35	97,363
2,100,691	5.000	01/01/36	2,051,061
14,630	7.000	01/01/36	15,283
688,763	6.500	09/01/36	706,945
108,921	6.000	03/01/37	110,405
93,512	7.000	03/01/37	97,691
411,716	6.000	04/01/37	417,327
168,183	6.000	05/01/37	170,475
1,046,537	7.000	05/01/37	1,093,223
89,582	7.000	06/01/37	93,578
435,849	6.000	07/01/37	441,789
88,848	6.000	08/01/37	90,059
261,906	7.000	08/01/37	273,590
279,516	6.500	10/01/37	286,816
815,658	7.000	10/01/37	852,045
2,246,888	7.500	10/01/37	2,378,581
110,868	6.000	11/01/37	112,379
158,802	6.500	11/01/37	162,949
2,121,954	7.000	11/01/37	2,216,615
219,176	6.000	12/01/37	222,163
495,966	6.500	12/01/37	508,928
293,657	7.000	12/01/37	306,757
415,148	6.000	01/01/38	420,806
453,255	6.500	01/01/38	465,147
671,885	5.500	02/01/38	670,505
1,057,295	5.000	03/01/38	1,031,577
3,578,553	5.500	03/01/38	3,571,204
58,685	5.000	04/01/38	57,220
4,664,232	5.500	04/01/38	4,654,654
876,768	5.000	05/01/38	854,882
995,693	5.500	05/01/38	993,685
3,847,878	6.000	05/01/38	3,901,259
991,611	5.000	06/01/38	966,858
702,204	5.500	07/01/38	700,788
940,855	6.000	07/01/38	953,697
1,059,145	6.000	09/01/38	1,073,839
2,000,000	4.500	TBA-15yr(d)	1,945,624
1,000,000	5.500	TBA-30yr(d)	997,188
2,000,000	6.500	TBA-30yr(d)	2,050,624

			48,648,444

TOTAL FEDERAL AGENCIES			$57,027,179

GNMA — 0.0%
651	6.500	06/15/09	666

TOTAL MORTGAGE-BACKED OBLIGATIONS			$73,897,849

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — 7.2%
FFCB
$500,000	5.400%	06/08/17	$518,215
FHLMC
1,500,000	3.200	06/10/10	1,493,877
1,500,000	5.125	11/17/17	1,548,932
FNMA
1,000,000	5.000	05/11/17	1,022,348
1,200,000	4.600	06/05/18	1,179,925
Tennessee Valley Authority(e)
700,000	5.375	04/01/56	741,370

TOTAL AGENCY DEBENTURES			$6,504,667

Asset-Backed Securities — 0.9%
Home Equity — 0.9%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(f)
$340,369	4.207%	10/25/37	$289,314
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(f)
130,000	4.457	10/25/37	65,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(f)
180,000	4.657	10/25/37	67,500
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
81,299	7.000	09/25/37	45,273
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
82,686	7.000	09/25/37	40,105
HFC Home Equity Loan Asset Backed Certificates Series 2007-3, Class APT(a)
375,698	4.388	11/20/36	285,589

TOTAL ASSET-BACKED SECURITIES			$792,781

U.S. Treasury Obligations — 3.3%
United States Treasury Bonds
$500,000	8.125%	08/15/19	$671,980
400,000	6.625	02/15/27	509,268
United States Treasury Inflation Indexed Bonds-TIPS
500,000	2.000	01/15/26	505,947
500,000	2.375	01/15/27	527,432
300,000	1.750	01/15/28	274,805
250,000	3.625	04/15/28	391,157
United States Treasury Principal-Only STRIPS(g)
300,000	0.000	08/15/26	131,409

TOTAL U.S. TREASURY OBLIGATIONS			$3,011,998

Short-Term Obligations — 11.8%
Discount Notes(h) — 7.9%
FNMA
$3,600,000	2.760%	02/23/09	$3,557,232
3,600,000	2.760	02/24/09	3,556,944

			7,114,176

Time Deposit — 3.9%
JPMorgan Chase Euro — Time Deposit
3,514,744	1.484	10/01/08	3,514,744

TOTAL SHORT-TERM OBLIGATIONS			$10,628,920

TOTAL INVESTMENTS — 105.1%			$94,836,215

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%			(4,628,288)

NET ASSETS — 100.0%			$90,207,927

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at September 30, 2008.
(b) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Security is issued with a zero coupon, and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $4,993,436 which represents approximately 5.6% of net assets as of September 30, 2008.
(e) All or a portion of security is segregated for initial margin requirements on futures transactions.
(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $421,814, which represents approximately 0.5% of net assets as of September 30, 2008.
(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h) Interest rates represent the annualized yield on date of purchase.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIPS	— Treasury Inflation-Protected Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD SALES CONTRACTS — At September 30, 2008, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA (Proceeds Receivable: $4,181,875)	7.000%	TBA—30 yr (d)	10/14/08	$4,000,000	$4,178,752

FUTURES CONTRACTS — At September 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	3	December 2008	$724,087	$10,131
Eurodollars	3	March 2009	727,763	14,126
Eurodollars	3	June 2009	727,200	14,050
U.S. Long Bond	(25)	December 2008	(2,929,297)	13,072
2 Year U.S. Treasury Notes	25	December 2008	5,335,937	17,081
5 Year U.S. Treasury Notes	79	December 2008	8,866,516	(38,786)
10 Year U.S. Treasury Notes	75	December 2008	8,596,875	(15,697)

TOTAL				$13,977

TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$98,756,862

Gross unrealized gain	815,634
Gross unrealized loss	(4,736,281)

Net unrealized security loss	$(3,920,647)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 93.2%
Automobiles & Components — 0.6%
102,653	Johnson Controls, Inc.	$3,113,465

Banks — 1.9%
144,700	SunTrust Banks, Inc.	6,510,053
369,779	Synovus Financial Corp.(a)	3,827,213

		10,337,266

Capital Goods — 3.6%
240,613	General Electric Co.	6,135,632
63,300	Honeywell International, Inc.	2,630,115
115,200	The Boeing Co.	6,606,720
64,068	United Technologies Corp.	3,847,924

		19,220,391

Commercial & Professional Services — 1.7%
288,466	Waste Management, Inc.	9,083,794

Consumer Durables & Apparel — 1.6%
142,326	Mattel, Inc.	2,567,561
352,726	Newell Rubbermaid, Inc.	6,088,051

		8,655,612

Consumer Services — 0.7%
159,524	H&R Block, Inc.	3,629,171

Diversified Financials — 9.2%
233,753	AllianceBernstein Holding LP	8,651,199
356,806	Bank of America Corp.	12,488,210
414,965	Citigroup, Inc.	8,510,932
415,252	JPMorgan Chase & Co.	19,392,268

		49,042,609

Energy — 16.0%
252,243	Devon Energy Corp.	23,004,562
90,479	EOG Resources, Inc.	8,094,251
125,823	Exxon Mobil Corp.	9,771,414
151,082	Hess Corp.	12,400,811
157,500	Marathon Oil Corp.	6,279,525
176,479	Occidental Petroleum Corp.	12,432,945
87,918	Schlumberger Ltd.	6,865,517
297,905	The Williams Companies, Inc.	7,045,453

		85,894,478

Food & Staples Retailing — 2.5%
88,612	SUPERVALU, Inc.	1,922,881
189,206	Wal-Mart Stores, Inc.	11,331,547

		13,254,428

Food, Beverage & Tobacco — 7.8%
134,638	Altria Group, Inc.	2,671,218
220,437	ConAgra Foods, Inc.	4,289,704
221,738	Philip Morris International, Inc.	10,665,598
65,599	The Coca-Cola Co.	3,468,875
734,770	Unilever NV ADR	20,691,123

		41,786,518

Health Care Equipment & Services — 3.7%
208,118	Baxter International, Inc.	13,658,784
98,700	Zimmer Holdings, Inc.*	6,372,072

		20,030,856

Household & Personal Products — 0.4%
35,919	The Clorox Co.	2,251,762

Insurance — 5.8%
69,600	Everest Re Group Ltd.	6,022,488

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
115,087	Hartford Financial Services Group, Inc.	$4,717,416
61,587	PartnerRe Ltd.	4,193,459
136,575	The Allstate Corp.	6,298,839
212,428	The Travelers Companies, Inc.	9,601,746

		30,833,948

Materials — 2.9%
74,100	Air Products & Chemicals, Inc.	5,075,109
128,900	E.I. du Pont de Nemours & Co.	5,194,670
89,500	Weyerhaeuser Co.	5,421,910

		15,691,689

Media — 3.7%
286,353	Comcast Corp. Class A(a)	5,621,109
1,101,687	Time Warner, Inc.	14,443,117

		20,064,226

Pharmaceuticals, Biotechnology & Life Sciences — 9.6%
73,727	Abbott Laboratories	4,245,201
195,928	Amgen, Inc.*	11,612,652
59,400	Genentech, Inc.*	5,267,592
294,534	Johnson & Johnson	20,405,315
210,677	Pfizer, Inc.	3,884,884
157,221	Wyeth	5,807,744

		51,223,388

Real Estate Investment Trusts — 2.0%
125,121	Apartment Investment & Management Co.	4,381,737
60,511	Camden Property Trust	2,775,035
145,807	Realty Income Corp.(a)	3,732,659

		10,889,431

Retailing — 1.4%
36,311	J.C. Penney Co., Inc.	1,210,609
53,300	Target Corp.	2,614,365
147,900	The Home Depot, Inc.	3,829,131

		7,654,105

Software & Services — 0.5%
40,012	Visa, Inc. Class A	2,456,337

Technology Hardware & Equipment — 2.6%
241,899	Hewlett-Packard Co.	11,185,410
24,829	International Business Machines Corp.	2,904,000

		14,089,410

Telecommunication Services — 6.2%
514,023	AT&T, Inc.	14,351,522
135,484	Embarq Corp.	5,493,876
2,160,349	Sprint Nextel Corp.	13,178,129

		33,023,527

Transportation — 0.8%
69,000	United Parcel Service, Inc. Class B	4,339,410

Utilities — 8.0%
28,713	American Electric Power Co., Inc.	1,063,242
54,106	Edison International	2,158,829
189,369	Entergy Corp.	16,855,735
142,738	FirstEnergy Corp.	9,562,019
116,229	PG&E Corp.	4,352,776
232,456	PPL Corp.	8,605,521

		42,598,122

TOTAL COMMON STOCKS		$499,163,943

]

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Dividend
Shares	Rate	Value
Preferred Stock — 1.0%
Banks — 1.0%
JPMorgan Chase & Co.(b)
6,502,000	7.900%	$5,473,903

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 6.2%
JPMorgan Chase Euro — Time Deposit
$33,117,494	1.484%	10/01/08	$33,117,494

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$537,755,340

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 2.1%
Boston Global Investment Trust — Enhanced Portfolio
11,504,477	3.910%	$11,274,388

TOTAL INVESTMENTS — 102.5%		$549,029,728

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(13,244,600)

NET ASSETS — 100.0%		$535,785,128

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$614,907,700

Gross unrealized gain	14,727,850
Gross unrealized loss	(80,605,822)

Net unrealized security loss	$(65,877,972)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 96.8%
Automobiles & Components — 1.5%
146,000	Gentex Corp.	$2,087,800

Capital Goods — 7.5%
33,400	Alliant Techsystems, Inc.*(a)	3,137,596
47,000	Kennametal, Inc.	1,274,640
17,200	Precision Castparts Corp.	1,355,016
55,790	Rockwell Automation, Inc.	2,083,199
18,300	Roper Industries, Inc.	1,042,368
19,300	W.W. Grainger, Inc.	1,678,521

		10,571,340

Commercial & Professional Services — 2.1%
124,100	Iron Mountain, Inc.*	3,029,281

Consumer Durables & Apparel — 7.9%
124,500	Coach, Inc.*	3,117,480
57,510	Fortune Brands, Inc.	3,298,774
58,800	Harman International Industries, Inc.	2,003,316
157,700	Newell Rubbermaid, Inc.	2,721,902

		11,141,472

Consumer Services — 2.1%
45,100	Marriott International, Inc. Class A	1,176,659
112,000	Pinnacle Entertainment, Inc.*(a)	846,720
36,700	Starwood Hotels & Resorts Worldwide, Inc.	1,032,738

		3,056,117

Diversified Financials — 2.0%
84,300	Raymond James Financial, Inc.(a)	2,780,214

Energy — 16.4%
87,300	Cameron International Corp.*	3,364,542
64,700	Continental Resources, Inc.*	2,538,181
4,100	Core Laboratories NV	415,412
83,500	Dresser-Rand Group, Inc.*	2,627,745
40,700	Hess Corp.	3,340,656
94,000	Petrohawk Energy Corp.*	2,033,220
72,300	Quicksilver Resources, Inc.*	1,419,249
105,600	Rex Energy Corp.*	1,664,256
129,120	Weatherford International Ltd.*	3,246,077
36,100	Whiting Petroleum Corp.*	2,572,486

		23,221,824

Food, Beverage & Tobacco — 1.2%
58,200	Hansen Natural Corp.*(a)	1,760,550

Health Care Equipment & Services — 8.8%
32,005	C.R. Bard, Inc.	3,036,314
43,600	Henry Schein, Inc.*	2,347,424
36,900	Laboratory Corp. of America Holdings*	2,564,550
13,700	NuVasive, Inc.*(a)	675,821
45,300	St. Jude Medical, Inc.*	1,970,097
30,300	Zimmer Holdings, Inc.*	1,956,168

		12,550,374

Household & Personal Products — 3.2%
37,300	Chattem, Inc.*(a)	2,916,114
20,500	Energizer Holdings, Inc.*	1,651,275

		4,567,389

Media — 1.6%
384,500	Entravision Communications Corp. Class A*	1,034,305

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
40,100	Lamar Advertising Co. Class A*(a)	$1,238,689

		2,272,994

Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
110,900	Amylin Pharmaceuticals, Inc.*(a)	2,242,398
59,490	Charles River Laboratories International, Inc.*	3,303,480
52,820	Thermo Fisher Scientific, Inc.*	2,905,100

		8,450,978

Real Estate — 2.1%
220,600	CB Richard Ellis Group, Inc. Class A*(a)	2,949,422

Retailing — 5.6%
37,700	Advance Auto Parts, Inc.	1,495,182
93,100	Dick’s Sporting Goods, Inc.*	1,822,898
87,331	Netflix, Inc.*(a)	2,696,781
75,300	PetSmart, Inc.	1,860,663

		7,875,524

Semiconductors & Semiconductor Equipment — 4.5%
110,900	FormFactor, Inc.*	1,931,878
66,000	Linear Technology Corp.	2,023,560
150,000	Tessera Technologies, Inc.*	2,451,000

		6,406,438

Software & Services — 14.2%
196,032	Activision Blizzard, Inc.*	3,024,774
49,000	Citrix Systems, Inc.*	1,237,740
99,720	Cognizant Technology Solutions Corp. Class A*	2,276,607
57,900	Electronic Arts, Inc.*	2,141,721
53,800	Equinix, Inc.*(a)	3,736,948
71,000	Global Payments, Inc.	3,185,060
80,500	NeuStar, Inc. Class A*	1,601,145
116,600	Western Union Co.	2,876,522

		20,080,517

Technology Hardware & Equipment — 5.0%
74,720	Amphenol Corp. Class A	2,999,261
78,200	Flir Systems, Inc.*	3,004,444
59,200	NetApp, Inc.*	1,079,216

		7,082,921

Telecommunication Services — 5.1%
81,000	American Tower Corp. Class A*	2,913,570
58,700	Crown Castle International Corp.*	1,700,539
117,600	MetroPCS Communications, Inc.*	1,645,224
93,300	tw telecom, inc.*	969,387

		7,228,720

TOTAL COMMON STOCKS		$137,113,875

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 4.6%
JPMorgan Chase Euro — Time Deposit
$6,517,144	1.484%	10/01/08	$6,517,144

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$143,631,019

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 13.0%
Boston Global Investment Trust — Enhanced Portfolio
18,819,731	3.910%	$18,443,336

TOTAL INVESTMENTS — 114.4%		$162,074,355

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.4)%		(20,372,791)

NET ASSETS — 100.0%		$141,701,564

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$181,471,934

Gross unrealized gain	8,441,171
Gross unrealized loss	(27,838,750)

Net unrealized security loss	$(19,397,579)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 96.0%
Automobiles & Components — 1.6%
202,834	BorgWarner, Inc.	$6,646,870
382,859	Johnson Controls, Inc.	11,612,113
43,482	Tenneco, Inc.*	462,214

		18,721,197

Banks — 4.0%
258,405	Commerce Bancshares, Inc.	11,989,992
422,461	Hudson City Bancorp, Inc.(a)	7,794,405
102,630	M&T Bank Corp.(a)	9,159,728
608,200	People’s United Financial, Inc.	11,707,850
508,900	Synovus Financial Corp.(a)	5,267,115
53,508	Webster Financial Corp.	1,351,077

		47,270,167

Capital Goods — 3.4%
62,799	Alliant Techsystems, Inc.*(a)	5,899,338
165,294	Cooper Industries Ltd. Class A	6,603,495
139,581	Eaton Corp.	7,841,661
70,100	General Cable Corp.*(a)	2,497,663
80,600	Ingersoll-Rand Co. Ltd. Class A	2,512,302
63,771	Lennox International, Inc.	2,121,661
172,154	Parker Hannifin Corp.	9,124,162
81,130	Rockwell Collins, Inc.	3,901,542

		40,501,824

Commercial & Professional Services — 2.8%
1,372,281	Allied Waste Industries, Inc.*	15,246,042
648,621	Iron Mountain, Inc.*	15,832,838
86,100	Republic Services, Inc.	2,581,278

		33,660,158

Consumer Durables & Apparel — 4.6%
370,908	Fortune Brands, Inc.	21,275,283
123,000	M.D.C. Holdings, Inc.	4,500,570
325,078	Mattel, Inc.	5,864,407
861,317	Newell Rubbermaid, Inc.	14,866,331
13,100	NVR, Inc.*	7,493,200

		53,999,791

Consumer Services — 1.4%
724,360	H&R Block, Inc.	16,479,190

Diversified Financials — 4.3%
355,785	CIT Group, Inc.(a)	2,476,264
642,800	Invesco Ltd.	13,485,944
117,926	Lazard Ltd. Class A	5,042,516
162,937	Legg Mason, Inc.(a)	6,201,382
178,477	Northern Trust Corp.	12,886,039
679,000	SLM Corp.*	8,378,860
89,800	The Nasdaq OMX Group, Inc.*	2,745,186

		51,216,191

Energy — 9.4%
259,500	Dril-Quip, Inc.*	11,259,705
222,700	EOG Resources, Inc.	19,922,742
119,700	Frontier Oil Corp.	2,204,874
681,482	Newfield Exploration Co.*	21,800,609
41,096	Petroleum Development Corp.*	1,823,430
520,312	Range Resources Corp.	22,305,775
290,999	Smith International, Inc.(a)	17,064,181
104,000	The Williams Companies, Inc.	2,459,600

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
171,800	Whiting Petroleum Corp.*	$12,242,468

		111,083,384

Food & Staples Retailing — 1.6%
310,402	Safeway, Inc.	7,362,736
541,883	SUPERVALU, Inc.	11,758,861

		19,121,597

Food, Beverage & Tobacco — 3.3%
200,562	Campbell Soup Co.	7,741,693
283,682	Coca-Cola Enterprises, Inc.	4,757,347
660,582	ConAgra Foods, Inc.	12,854,926
63,329	General Mills, Inc.	4,351,969
75,584	Lorillard, Inc.	5,377,802
72,489	Reynolds American, Inc.	3,524,415

		38,608,152

Health Care Equipment & Services — 5.2%
79,565	Coventry Health Care, Inc.*	2,589,841
167,870	Edwards Lifesciences Corp.*	9,696,171
81,312	Health Net, Inc.*	1,918,963
503,639	IMS Health, Inc.	9,523,814
288,700	Kinetic Concepts, Inc.*(a)	8,253,933
297,046	Laboratory Corp. of America Holdings*	20,644,697
137,800	Zimmer Holdings, Inc.*	8,896,368

		61,523,787

Household & Personal Products — 2.5%
50,100	Energizer Holdings, Inc.*	4,035,555
71,600	Herbalife Ltd.(a)	2,829,632
371,039	The Clorox Co.	23,260,435

		30,125,622

Insurance — 12.1%
214,200	Aon Corp.	9,630,432
32,500	Arch Capital Group Ltd.*	2,373,475
179,835	Assurant, Inc.	9,890,925
182,589	Everest Re Group Ltd.	15,799,426
488,256	Genworth Financial, Inc. Class A	4,203,884
238,300	Lincoln National Corp.	10,201,623
28,900	Marsh & McLennan Companies, Inc.	917,864
167,311	PartnerRe Ltd.	11,392,206
80,972	Philadelphia Consolidated Holding Corp.*	4,742,530
156,100	Principal Financial Group, Inc.(a)	6,788,789
110,041	RenaissanceRe Holdings Ltd.	5,722,132
815,000	The Progressive Corp.	14,181,000
106,005	Torchmark Corp.	6,339,099
372,208	Unum Corp.	9,342,421
740,999	W. R. Berkley Corp.	17,450,526
441,352	Willis Group Holdings Ltd.	14,238,016

		143,214,348

Materials — 6.5%
92,000	Air Products & Chemicals, Inc.	6,301,080
448,155	Albemarle Corp.	13,821,100
172,700	Carpenter Technology Corp.	4,429,755
207,178	Celanese Corp. Class A	5,782,338
453,300	International Paper Co.	11,867,394
237,300	Owens-Illinois, Inc.*	6,976,620

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Materials - (continued)
46,100	United States Steel Corp.	$3,577,821
397,200	Weyerhaeuser Co.	24,062,376

		76,818,484

Media — 1.9%
454,126	Cablevision Systems Corp. Class A(a)	11,425,810
3,636,771	Charter Communications, Inc. Class A*	2,654,843
392,700	DISH Network Corp. Class A*	8,246,700

		22,327,353

Pharmaceuticals, Biotechnology & Life Sciences — 0.5%
234,284	PerkinElmer, Inc.	5,850,071

Real Estate Investment Trust — 3.5%
115,300	Alexandria Real Estate Equities, Inc.	12,971,250
383,321	Apartment Investment & Management Co.	13,423,902
158,400	Digital Realty Trust, Inc.(a)	7,484,400
16,000	Essex Property Trust, Inc.	1,893,280
129,700	HCP, Inc.	5,204,861
2,796	Vornado Realty Trust	254,296

		41,231,989

Retailing — 3.8%
65,400	AutoZone, Inc.*	8,066,436
165,801	J.C. Penney Co., Inc.	5,527,805
234,400	Kohl’s Corp.*	10,801,152
232,919	Ross Stores, Inc.	8,573,749
403,300	The TJX Companies, Inc.	12,308,716

		45,277,858

Software & Services — 2.1%
753,162	Activision Blizzard, Inc.*	11,621,290
398,700	Autodesk, Inc.*	13,376,385

		24,997,675

Technology Hardware & Equipment — 4.3%
543,969	Amphenol Corp. Class A	21,834,916
617,400	CommScope, Inc.*	21,386,736
131,400	SanDisk Corp.*	2,568,870
415,134	Seagate Technology	5,031,424

		50,821,946

Telecommunication Services — 1.2%
365,563	Embarq Corp.	14,823,580

Transportation — 1.8%
215,142	Landstar System, Inc.	9,479,156
190,489	Ryder System, Inc.	11,810,318

		21,289,474

Utilities — 14.2%
320,790	American Electric Power Co., Inc.	11,878,854
311,895	CMS Energy Corp.(a)	3,889,331
707,374	DPL, Inc.	17,542,875
456,133	Edison International	18,199,707
346,785	Entergy Corp.	30,867,333
254,855	Equitable Resources, Inc.	9,348,081
287,162	FirstEnergy Corp.	19,236,982
411,604	PG&E Corp.	15,414,570
771,569	PPL Corp.	28,563,484

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
150,222	Sempra Energy	$7,581,704
123,655	Wisconsin Energy Corp.	5,552,110

		168,075,031

TOTAL COMMON STOCKS		$1,137,038,869

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 3.4%
JPMorgan Chase Euro — Time Deposit
$40,428,044	1.484%	10/01/08	$40,428,044

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,177,466,913

		Interest
Shares		Rate	Value
Securities Lending Collateral(b) — 4.9%
Boston Global Investment Trust — Enhanced Portfolio
59,715,411		3.910%	$58,521,103

TOTAL INVESTMENTS — 104.3%			$1,235,988,016

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%			(51,396,085)

NET ASSETS — 100.0%			$1,184,591,931

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$1,389,775,008

Gross unrealized gain	41,839,545
Gross unrealized loss	(195,626,537)

Net unrealized security loss	$(153,786,992)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Commercial Paper and Corporate Obligations — 22.0%
Aspen Funding Corp.
$5,000,000	6.001%		10/01/08	$5,000,000
Atlantic Asset Securitization Corp.
5,000,000	2.787		11/17/08	4,981,918
Atlantis One Funding Corp.
5,000,000	2.779		11/21/08	4,980,450
Bank of America Corp.
6,317,000	2.877		10/14/08	6,310,499
Citibank Credit Card Issuance Trust (Dakota Corp.)
3,000,000	2.922		12/02/08	2,985,017
Gemini Securitization Corp.
5,000,000	2.819		11/03/08	4,987,166
ING Bank NV
5,000,000	2.768		10/14/08	4,995,035
JPMorgan Chase & Co.
5,000,000	2.999		02/02/09	4,949,108
Newport Funding Corp.
5,000,000	4.003		10/06/08	4,997,222

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$44,186,415

Eurodollar Certificates of Deposit — 2.0%
ABN Amro Bank NV
$4,000,000	2.850%		11/10/08	$4,000,044

U.S. Government Agency Obligations — 12.5%
Federal Home Loan Bank
$5,000,000	2.599	%(a)	11/19/08	$5,000,000
2,000,000	2.635	(a)	12/06/08	1,999,234
2,000,000	2.817	(a)	12/10/08	2,000,000
4,000,000	2.800		02/25/09	4,000,000
1,000,000	3.125		06/19/09	999,696
2,000,000	2.720		09/18/09	2,000,000
Federal Home Loan Mortgage Corp.(a)
4,000,000	3.010		10/20/08	4,000,000
Federal National Mortgage Association
2,000,000	1.800	(a)	10/01/08	1,999,816
3,000,000	2.549		11/17/08	2,990,091

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$24,988,837

Variable Rate Obligations(a) — 4.5%
ANZ National Bank Limited
$3,000,000	3.037%		12/10/08	$3,000,000
Royal Bank of Canada
2,000,000	3.104		11/15/08	2,000,000
Wells Fargo & Co.
4,000,000	2.546		10/03/08	4,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$9,000,000

Yankee Certificates of Deposit — 14.4%
BNP Paribas SA
$2,000,000	2.820%		11/28/08	$2,000,000
2,000,000	3.080		01/30/09	2,000,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Yankee Certificates of Deposit — (continued)
Calyon
$2,000,000	3.020%	10/27/08	$2,000,000
3,000,000	2.760	11/12/08	3,000,000
Fortis Bank
5,000,000	2.830	11/20/08	5,000,000
Norinchukin Bank NY
3,000,000	2.800	11/06/08	3,000,000
Rabobank Nederland
2,000,000	3.010	02/19/09	2,000,000
2,000,000	3.000	02/26/09	2,000,000
UBS AG
3,000,000	2.860	11/07/08	3,000,000
Unicredito Italiano (London)
5,000,000	3.060	12/01/08	5,000,084

TOTAL YANKEE CERTIFICATES OF DEPOSIT			$29,000,084

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 55.4%			$111,175,380

Repurchase Agreement(b) — 44.5%
Joint Repurchase Agreement Account II
$89,500,000	1.944%	10/01/08	$89,500,000
Maturity Value: $89,504,833

TOTAL INVESTMENTS — 99.9%			$200,675,380

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			268,663

NET ASSETS — 100.0%			$200,944,043

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on either Federal Funds, U.S. Treasury Bill or London Interbank Offering Rate. Interest rate disclosed is that which is in effect at September 30, 2008.
(b) Joint repurchase agreement was entered into on September 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 91.9%
Australia — 3.3%
195,378	BHP Billiton Ltd. (Materials)	$5,054,550
154,000	Westpac Banking Corp. (Banks)	2,729,585

		7,784,135

Brazil — 0.9%
61,435	Companhia Vale do Rio Doce ADR Preference A Shares (Materials)	1,087,399
129,883	Net Servicos de Comunicacao SA ADR Preference Shares (Media)*(a)	1,140,373

		2,227,772

Cyprus — 1.4%
585,424	Prosafe SE (Energy)	3,204,488

France — 10.2%
65,996	AXA SA (Insurance)	2,160,337
46,566	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,103,569
47,634	Renault SA (Automobiles & Components)	3,035,684
38,030	Societe Generale (Banks)	3,416,223
126,882	Total SA (Energy)	7,708,074
170,034	Vivendi (Media)	5,330,687

		23,754,574

Germany — 6.9%
22,827	Allianz SE (Registered) (Insurance)	3,129,543
42,373	Bilfinger Berger AG (Capital Goods)	2,207,045
136,862	E.ON AG (Utilities)	6,889,205
40,929	Siemens AG (Registered) (Capital Goods)	3,817,735

		16,043,528

Greece — 1.5%
192,070	EFG Eurobank Ergasias (Banks)	3,501,069

Hong Kong — 1.9%
425,000	Sun Hung Kai Properties Ltd. (Real Estate)	4,379,530

India — 0.3%
174,747	Indiabulls Securities Ltd. GDR (Diversified Financials)*	133,205
20,310	Infosys Technologies Ltd. ADR (Software & Services)(b)	676,526

		809,731

Italy — 4.5%
285,408	Banca Popolare Di Milano Scarl (Banks)	2,425,620
373,338	Mediobanca SpA (Diversified Financials)	5,067,269
489,017	Snam Rete Gas SpA (Utilities)	2,955,299

		10,448,188

Japan — 21.6%
527,000	Asahi Glass Co. Ltd. (Capital Goods)	4,632,659
207,300	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,378,071
362,000	Fujitsu Ltd. (Technology Hardware & Equipment)	2,035,154
978	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	4,365,251

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
305,000	Nomura Holdings, Inc. (Diversified Financials)	$3,980,282
128,000	Olympus Corp. (Health Care Equipment & Services)	3,741,149
272,900	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	7,840,390
173,700	Sony Corp. (Consumer Durables & Apparel)	5,356,493
544,600	Sumitomo Electric Industries Ltd. (Capital Goods)	5,927,518
1,184,000	Sumitomo Metal Industries Ltd. (Materials)	3,670,578
888	Sumitomo Mitsui Financial Group, Inc. (Banks)	5,567,462

		50,495,007

Luxembourg — 1.4%
45,825	Millicom International Cellular SA SDR (Telecommunication Services)(a)	3,164,288

Norway — 2.1%
143,760	Schibsted ASA (Media)	2,671,943
91,830	StatoilHydro ASA (Energy)	2,182,188

		4,854,131

Singapore — 2.5%
495,000	DBS Group Holdings Ltd. (Banks)	5,899,036

South Korea — 0.3%
2,180	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	687,440

Sweden — 1.2%
165,200	Atlas Copco AB Class B (Capital Goods)	1,669,140
69,784	SSAB Svenskt Stal AB Series A (Materials)	1,109,656

		2,778,796

Switzerland — 15.4%
78,477	Credit Suisse Group AG (Registered) (Diversified Financials)	3,665,031
61,094	Kuehne + Nagel International AG (Registered) (Transportation)	4,076,352
202,402	Nestle SA (Registered) (Food, Beverage & Tobacco)	8,747,316
141,411	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	7,445,227
43,671	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	6,836,342
51,075	Swiss Reinsurance (Registered) (Insurance)	2,834,941
61,897	UBS AG (Registered) (Diversified Financials)*	1,057,971
43,816	Xstrata PLC (Materials)	1,365,508

		36,028,688

United Kingdom — 16.5%
47,407	Anglo American PLC (Materials)	1,601,392
321,538	BG Group PLC (Energy)	5,831,430

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
264,616	Capita Group PLC (Commercial Services & Supplies)	$3,293,320
267,174	HSBC Holdings PLC (Banks)	4,322,411
161,679	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	5,190,018
201,924	Schroders PLC (Diversified Financials)	3,725,095
160,974	Shire Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,545,506
53,110	Standard Life PLC (Insurance)	231,532
871,919	Tesco PLC (Food & Staples Retailing)	6,064,186
2,545,178	Vodafone Group PLC (Telecommunication Services)	5,620,850

		38,425,740

TOTAL COMMON STOCKS		$214,486,141

Shares	Description	Value
Exchange Traded Funds — 2.3%
France — 1.5%
79,811	The Lyxor ETF DJ Euro Stoxx 50	$3,566,241

Ireland — 0.8%
196,990	iShares FTSE 100	1,726,578

TOTAL EXCHANGE TRADED FUNDS		$5,292,819

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-Term Obligation — 5.9%
JPMorgan Chase Euro — Time Deposit
$13,795,798	1.484%	10/01/08	$13,795,798

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$233,574,758

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 1.7%
Boston Global Investment Trust — Enhanced Portfolio
4,111,525	3.910%	$4,029,294

TOTAL INVESTMENTS — 101.8%		$237,604,052

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(4,181,072)

NET ASSETS — 100.0%		$233,422,980

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
Investments Industry Classifications†	Net Assets
Automobiles & Components	1.3%
Banks	12.0
Capital Goods	7.8
Commercial Services & Supplies	1.4
Consumer Durables & Apparel	2.3
Diversified Financials	7.5
Energy	8.1
Exchange Traded Funds	2.3
Food & Staples Retailing	5.9
Food, Beverage & Tobacco	6.0
Health Care Equipment & Services	1.6
Insurance	3.5
Materials	5.9
Media	4.0
Pharmaceuticals, Biotechnology & Life Sciences	9.5
Real Estate	1.9
Semiconductors & Semiconductor Equipment	0.3
Short-term Investments#	7.6
Software & Services	0.3
Technology Hardware & Equipment	0.9
Telecommunication Services	5.7
Transportation	1.7
Utilities	4.3

TOTAL INVESTMENTS	101.8%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

Dow Jones EURO STOXX 50 Index	179	December 2008	$7,716,124	$(321,111)

TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$298,677,167

Gross unrealized gain	1,606,920
Gross unrealized loss	(62,680,035)

Net unrealized security loss	$(61,073,115)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.4%
Automobiles & Components — 0.0%
100	ArvinMeritor, Inc.	$1,304
4,300	Coachmen Industries, Inc.*	7,095

		8,399

Banks — 7.7%
1,967	1st Source Corp.	46,225
9,440	Amcore Financial, Inc.	87,320
26,193	Bancorpsouth, Inc.	736,809
3,130	Bank Mutual Corp.	35,525
22,271	Brookline Bancorp, Inc.	284,846
27,067	Cathay General Bancorp(a)	644,195
1,392	Chemical Financial Corp.	43,347
860	City Holding Co.	36,335
1,329	Columbia Banking System, Inc.	23,563
110	Community Trust Bancorp, Inc.	3,784
40,390	CVB Financial Corp.(a)	561,421
9,419	East West Bancorp, Inc.(a)	129,040
97,319	First Bancorp(a)	1,076,348
1,099	First Citizens BancShares, Inc. Class A	196,721
10,663	First Commonwealth Financial Corp.(a)	143,631
991	First Financial Bancorp	14,469
705	First Financial Corp.	33,121
1,625	Green Bankshares, Inc.(a)	38,204
3,113	Guaranty Bancorp*	18,989
541	Hancock Holding Co.	27,591
4,915	Hanmi Financial Corp.	24,821
914	Heartland Financial USA, Inc.	22,905
7,583	Heritage Commerce Corp.	115,413
595	Home Bancshares, Inc.	15,393
7,897	International Bancshares Corp.	213,219
5,927	Investors Bancorp, Inc.*	89,201
1,345	MainSource Financial Group, Inc.	26,362
1,145	MB Financial, Inc.	37,865
12,759	Nara Bancorp, Inc.	142,901
2,464	Oriental Financial Group, Inc.	44,007
9,772	Pacific Capital Bancorp NA	198,860
623	Preferred Bank(a)	6,984
4,885	Provident Bankshares Corp.	47,433
22,844	Provident Financial Services, Inc.	377,154
799	Renasant Corp.	17,346
4,141	Republic Bancorp, Inc. Class A	125,555
2,874	South Financial Group, Inc.	21,066
16,975	Sterling Financial Corp.	246,138
1,107	Sun Bancorp, Inc.*	15,000
20,442	Susquehanna Bancshares, Inc.(a)	399,028
19,847	Synovus Financial Corp.(a)	205,416
566	TriCo Bancshares	12,186
3,348	UCBH Holdings, Inc.	21,461
693	UMB Financial Corp.	36,396
72,228	Umpqua Holdings Corp.(a)	1,062,474
1,204	Union Bankshares Corp.	28,896
2,913	United Community Financial Corp.	14,565
163	United Security Bancshares	2,667
1,481	West Bancorp, Inc.	19,297
307	Westamerica Bancorp	17,662
50,017	Whitney Holding Corp.(a)	1,212,912
7,568	Wilmington Trust Corp.(a)	218,185

Shares	Description	Value
Common Stocks — (continued)
Banks — (continued)
17,315	Wilshire Bancorp, Inc.	$210,724
2,078	Yadkin Valley Financial Corp.	35,243

		9,466,219

Capital Goods — 7.3%
9,434	A.O. Smith Corp.	369,718
12,193	Acuity Brands, Inc.	509,180
3,458	AGCO Corp.*(b)	147,345
9,243	American Woodmark Corp.(a)	207,505
381	Ampco-Pittsburgh Corp.	9,868
1,666	Applied Signal Technology, Inc.	28,955
2,789	Armstrong World Industries, Inc.	80,602
7,292	Baldor Electric Co.	210,083
13,157	Belden, Inc.	418,261
12,362	Bucyrus International, Inc.	552,334
8,249	Builders FirstSource, Inc.*(a)	49,412
19,635	C&D Technologies, Inc.*(a)	111,527
887	CIRCOR International, Inc.	38,522
2,607	Coleman Cable, Inc.*(a)	26,148
5,047	Commercial Vehicle Group, Inc.*	35,884
21,163	Encore Wire Corp.(a)	383,262
6,291	Gibraltar Industries, Inc.	117,705
957	Graham Corp.	51,774
203	II-VI, Inc.*	7,848
654	Insituform Technologies, Inc. Class A*	9,784
14,035	Integrated Electrical Services, Inc.*	246,455
71	L.B. Foster Co. Class A*	2,160
43,981	LSI Industries, Inc.	363,723
9,316	Lydall, Inc.*	89,713
2,443	Mueller Industries, Inc.	56,213
1,655	Mueller Water Products, Inc. Class A	14,862
8,100	NACCO Industries, Inc. Class A	765,612
3,376	NCI Building Systems, Inc.*	107,188
13,193	Orbital Sciences Corp.*	316,236
9,771	Orion Energy Systems, Inc.*(a)	54,815
6,734	Powell Industries, Inc.*	274,815
75,691	Power-One, Inc.*(a)	109,752
1,499	Robbins & Myers, Inc.	46,364
4,467	Sauer-Danfoss, Inc.	110,290
1,421	Stanley, Inc.*	52,449
21,976	Tecumseh Products Co. Class A*	550,279
7,720	The Gorman-Rupp Co.	291,198
7,840	Titan International, Inc.(a)	167,149
27,517	Titan Machinery, Inc.*(a)	572,629
5,113	Universal Forest Products, Inc.	178,495
3,623	Vicor Corp.	32,172
46,175	Wabash National Corp.	436,354
5,309	Wabtec Corp.	271,980
15,980	Woodward Governor Co.	563,615

		9,040,235

Commercial & Professional Services — 4.8%
4,142	ABM Industries, Inc.	90,461
2,578	Administaff, Inc.	70,173
11,177	Amrep Corp.*(a)	474,017
36,879	Bowne & Co., Inc.	425,952
8,661	CDI Corp.	193,400
26,797	Comfort Systems USA, Inc.	358,008

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial & Professional Services — (continued)
15	Consolidated Graphics, Inc.*	$455
1,529	Heidrick & Struggles International, Inc.	46,099
19,255	Herman Miller, Inc.	471,170
560	HNI Corp.(a)	14,190
6,805	Hudson Highland Group, Inc.*	47,295
3,003	ICT Group, Inc.*	24,174
37,275	IKON Office Solutions, Inc.	634,048
14,427	Kelly Services, Inc. Class A	274,834
8,224	Kforce, Inc.*	83,967
22,187	Kimball International, Inc. Class B	239,620
5,150	Korn/Ferry International*	91,773
65,281	MPS Group, Inc.*	658,033
228	Navigant Consulting, Inc.*	4,535
5,262	PeopleSupport, Inc.*	61,513
8,384	Resources Connection, Inc.*	188,892
1,400	School Specialty, Inc.*	43,666
102,806	Spherion Corp.*	500,665
2,191	Tetra Tech, Inc.*	52,715
16,044	United Stationers, Inc.*	767,385
100	Viad Corp.	2,879
6,739	Volt Information Sciences, Inc.*	60,516

		5,880,435

Consumer Durables & Apparel — 2.0%
3,816	American Greetings Corp. Class A	58,347
28,721	Brunswick Corp.(a)	367,342
85	Callaway Golf Co.	1,196
1,821	Columbia Sportswear Co.(a)	76,409
45,466	Fuqi International, Inc.*	370,548
27,978	Furniture Brands International, Inc.(a)	294,329
10,067	Kenneth Cole Productions, Inc. Class A	147,985
1,077	M/I Homes, Inc.	24,534
5,444	Maidenform Brands, Inc.*	78,992
4,260	Marine Products Corp.	35,358
18,364	Nautilus, Inc.*	83,924
3,511	Oxford Industries, Inc.	90,689
785	Perry Ellis International, Inc.*	11,704
7,282	Polaris Industries, Inc.(a)	331,258
4,083	Skechers U.S.A., Inc. Class A*	68,717
1,747	UniFirst Corp.	75,278
15,177	Wolverine World Wide, Inc.	401,583

		2,518,193

Consumer Services — 2.8%
12,951	Bob Evans Farms, Inc.	353,433
1,767	Buffalo Wild Wings, Inc.*(a)	71,104
10,055	California Pizza Kitchen, Inc.*	129,408
986	Capella Education Co.*	42,260
11,342	CEC Entertainment, Inc.*	376,554
5,277	Chipotle Mexican Grill, Inc. Class B*(b)	246,700
14,223	CKE Restaurants, Inc.	150,764
465	Landry’s Restaurants, Inc.	7,231
52,528	O’Charleys, Inc.	459,620
15,782	Panera Bread Co. Class A*(a)	803,304
9,200	Papa John’s International, Inc.*	249,872
1,218	PF Chang’s China Bistro, Inc.*	28,671
3,630	Pre-Paid Legal Services, Inc.*(a)	149,774
2,012	Regis Corp.	55,330

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — (continued)
10,462	WMS Industries, Inc.*	$319,823

		3,443,848

Diversified Financials — 2.3%
58,203	Advance America Cash Advance Centers, Inc.	174,027
2,100	Capital Southwest Corp.	298,305
7,405	Cash America International, Inc.	266,876
16,818	Compass Diversified Holdings	234,443
14,595	CompuCredit Corp.*(a)	57,212
12,156	Eaton Vance Corp.	428,256
2,189	Financial Federal Corp.	50,172
908	GAMCO Investors, Inc. Class A	53,844
2,976	Greenhill & Co., Inc.(a)	219,480
21,063	Knight Capital Group, Inc. Class A*	312,996
6,629	PHH Corp.*	88,100
4,831	Pico Holdings, Inc.*	173,481
360	Piper Jaffray Cos, Inc.*	15,570
4,979	Primus Guaranty Ltd.*	13,045
6,123	SEI Investments Co.	135,931
6,240	Waddell & Reed Financial, Inc. Class A	154,440
3,502	World Acceptance Corp.*	126,072

		2,802,250

Energy — 7.4%
16,003	Alpha Natural Resources, Inc.*	823,034
31,589	Aventine Renewable Energy Holdings, Inc.*	99,821
3,614	Basic Energy Services, Inc.*	76,978
13,299	Berry Petroleum Co. Class A	515,070
17,533	Bronco Drilling Co., Inc.*	179,187
5,495	Callon Petroleum Co.*	99,075
20,026	Complete Production Services, Inc.*	403,123
2,667	Comstock Resources, Inc.*	133,483
5,607	Dawson Geophysical Co.*	261,791
3,099	Encore Acquisition Co.*	129,476
28,128	Energy Partners Ltd.*	243,870
4,459	Energy XXI Bermuda Ltd.	13,555
637	EXCO Resources, Inc.*	10,396
6,132	Foundation Coal Holdings, Inc.	218,177
14,620	General Maritime Corp.(a)	284,798
7,772	GeoMet, Inc.*	42,280
38,038	Grey Wolf, Inc.*	295,936
9,399	Gulf Island Fabrication, Inc.	323,983
2,593	Houston American Energy Corp.	16,388
16,759	International Coal Group, Inc.*	104,576
3,691	Knightsbridge Tankers Ltd.	97,701
7,472	Lufkin Industries, Inc.	592,903
8,585	Mariner Energy, Inc.*	175,992
667	Massey Energy Co.	23,792
7,286	Matrix Service Co.*	139,163
6,200	Newpark Resources, Inc.*	45,260
6,809	Nordic American Tanker Shipping Ltd.(a)	218,296
172	Penn Virginia Corp.	9,192
500	Petroleum Development Corp.*	22,185
1,641	Petroquest Energy, Inc.*	25,189
24,733	Rosetta Resources, Inc.*	454,098

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
31,765	RPC, Inc.	$446,616
4,083	St. Mary Land & Exploration Co.	145,559
14,862	Stone Energy Corp.*	629,108
18,880	Superior Well Services, Inc.*	477,853
12,292	Swift Energy Co.*	475,577
18,779	Union Drilling, Inc.*	198,870
51,315	Vaalco Energy, Inc.*	350,995
400	W&T Offshore, Inc.	10,916
2,467	Walter Industries, Inc.	117,059
9,806	Western Refining, Inc.	99,139
1,910	Whiting Petroleum Corp.*	136,107

		9,166,567

Food & Staples Retailing — 3.1%
10,796	BJ’s Wholesale Club, Inc.*	419,533
22,320	Casey’s General Stores, Inc.	673,394
5,041	Ingles Markets, Inc. Class A	115,086
113	Longs Drug Stores Corp.	8,547
23,220	Nash Finch Co.(a)	1,001,247
47,911	PriceSmart, Inc.	802,030
1,865	Spartan Stores, Inc.	46,401
4,740	Susser Holdings Corp.*(a)	71,384
7,962	The Pantry, Inc.*	168,715
5,769	Weis Markets, Inc.	207,742
26,131	Winn-Dixie Stores, Inc.*	363,221

		3,877,300

Food, Beverage & Tobacco — 2.0%
28,903	Alliance One International, Inc.*	109,831
50,750	Chiquita Brands International, Inc.*(a)	802,357
13,195	Darling International, Inc.*	146,596
14,398	Diamond Foods, Inc.	403,576
23,520	Imperial Sugar Co.(a)	318,461
994	J&J Snack Foods Corp.	33,707
2,720	National Beverage Corp.*	24,126
5,893	Pilgrim’s Pride Corp.	14,674
4,636	Sanderson Farms, Inc.	170,327
8,567	Universal Corp.	420,554

		2,444,209

Health Care Equipment & Services — 8.0%
1,706	Abaxis, Inc.*	33,608
2,826	Align Technology, Inc.*	30,606
9,077	Analogic Corp.	451,671
6,526	Angiodynamics, Inc.*	103,111
7,032	Assisted Living Concepts, Inc. Class A*	44,794
769	Atrion Corp.	79,230
13,502	Biolase Technology, Inc.*	25,519
5,003	Cantel Medical Corp.*	48,129
6,017	Cardiac Science Corp.*	62,336
6,753	Centene Corp.*	138,504
8,759	Computer Programs & Systems, Inc.	253,573
16,408	Conmed Corp.*	525,056
32,178	Cyberonics, Inc.*(a)	547,026
8,358	Datascope Corp.	431,524
766	Exactech, Inc.*	17,036
3,100	Genoptix, Inc.*	101,277
44,100	Invacare Corp.	1,064,574

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
20	IRIS International, Inc.*	$358
1,416	Kensey Nash Corp.*	44,547
33,151	Kindred Healthcare, Inc.*	913,973
667	Landauer, Inc.	48,524
27,120	Masimo Corp.*	1,008,864
8,380	Medcath Corp.*	150,170
25,967	Medical Action Industries, Inc.*	340,947
9,495	Merit Medical Systems, Inc.*	178,221
655	Orthofix International NV*	12,203
1,800	Osteotech, Inc.*	7,668
19,420	Owens & Minor, Inc.	941,870
5,484	Palomar Medical Technologies, Inc.*	73,815
40,632	PharMerica Corp.*	913,814
34,294	Quidel Corp.*	562,765
624	RehabCare Group, Inc.*	11,294
1,535	Somanetics Corp.*	33,570
3,819	Stereotaxis, Inc.*	23,105
7,887	STERIS Corp.	296,393
6,113	SurModics, Inc.*(a)	192,498
23,320	Theragenics Corp.*	72,758
2,527	Vnus Medical Technologies, Inc.*	52,890

		9,837,821

Household & Personal Products — 0.4%
46,976	Central Garden and Pet Co. Class A*	279,507
2,798	China Sky One Medical, Inc.*(a)	33,996
54,267	Mannatech, Inc.(a)	217,068

		530,571

Insurance — 4.4%
12,601	AMBAC Financial Group, Inc.	29,360
854	American Physicians Capital, Inc.	36,150
63,646	Aspen Insurance Holdings Ltd.	1,750,265
8,399	Assured Guaranty Ltd.	136,568
3,552	Crawford & Co. Class B*	53,990
3,120	Endurance Specialty Holdings Ltd.	96,470
2,162	First Mercury Financial Corp.*	30,809
478	FPIC Insurance Group, Inc.*	24,564
7,116	Infinity Property & Casualty Corp.	293,179
37,811	IPC Holdings Ltd.	1,142,270
7,503	LandAmerica Financial Group, Inc.	181,948
16,164	Maiden Holdings Ltd.	70,313
1,300	National Western Life Insurance Co. Class A	314,691
23,700	Platinum Underwriters Holdings Ltd.	840,876
3,535	Safety Insurance Group, Inc.	134,083
756	Selective Insurance Group	17,328
960	State Auto Financial Corp.	27,907
8,880	Stewart Information Services Corp.	264,180
1,556	United America Indemnity Ltd. Class A*	22,142

		5,467,093

Materials — 2.7%
8,752	A. Schulman, Inc.	173,115
274	Aptargroup, Inc.	10,716
2,433	Ashland, Inc.	71,141
1,391	Buckeye Technologies, Inc.*	11,392
13,107	Bway Holding Co.*	153,745

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
751	CF Industries Holdings, Inc.	$68,687
2,135	Compass Minerals International, Inc.	111,853
2,724	Ferro Corp.	54,752
920	Glatfelter	12,457
1,829	HB Fuller Co.	38,171
13,244	Headwaters, Inc.*	176,807
10,474	Innophos Holdings, Inc.	255,356
11,348	Koppers Holdings, Inc.	424,529
2,433	Minerals Technologies, Inc.	144,423
768	NewMarket Corp.	40,366
1,147	Quaker Chemical Corp.	32,644
179	Schnitzer Steel Industries, Inc. Class A	7,024
34,445	ShengdaTech, Inc.*(a)	241,115
18,574	Solutia, Inc.*	260,036
32,098	Spartech Corp.	317,770
2,876	Stepan Co.	156,943
12,020	Terra Industries, Inc.	353,388
9,434	Wausau Paper Corp.	95,567
1,976	Westlake Chemical Corp.(a)	41,555
6,469	Zep, Inc.	114,113

		3,367,665

Media — 1.0%
9,492	Arbitron, Inc.(a)	424,197
7,981	Belo Corp. Class A	47,567
7,159	Cox Radio, Inc. Class A*(a)	75,599
106	DreamWorks Animation SKG, Inc. Class A*	3,334
73,078	Entercom Communications Corp. Class A	366,851
2,896	EW Scripps Co. Class A	20,475
32,823	Gray Television, Inc.	56,455
7,612	Journal Communications, Inc. Class A	37,147
16,977	LIN TV Corp. Class A*	87,601
4,333	RCN Corp.*	53,123
101	Sinclair Broadcast Group, Inc. Class A	509

		1,172,858

Pharmaceuticals, Biotechnology & Life Sciences — 7.4%
21,650	Acadia Pharmaceuticals, Inc.*	58,022
8,847	Accelrys, Inc.*	48,570
10,838	Adolor Corp.*	37,391
11,003	Affymax, Inc.*(a)	218,410
22,840	Affymetrix, Inc.*	176,782
17,404	Albany Molecular Research, Inc.*	314,838
19,254	Alkermes, Inc.*	256,078
2,550	Alnylam Pharmaceuticals, Inc.*	73,822
777	Bio-Rad Laboratories, Inc. Class A*	77,016
5,294	Caliper Life Sciences, Inc.*(a)	14,823
20,061	Caraco Pharmaceutical Laboratories Ltd.*	250,963
11,305	Cepheid, Inc.*	156,348
3,089	Cougar Biotechnology, Inc.*(a)	103,142
4,481	Cubist Pharmaceuticals, Inc.*	99,613
2,782	CV Therapeutics, Inc.*	30,046
87,856	Depomed, Inc.*(a)	320,674
1,332	Dionex Corp.*	84,649
25,262	Emergent Biosolutions, Inc.*	330,680

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
32,517	Enzon Pharmaceuticals, Inc.*(a)	$239,975
43,438	eResearchTechnology, Inc.*	517,347
13,473	Genomic Health, Inc.*(a)	305,163
32,400	Geron Corp.*(a)	127,980
66,574	Idenix Pharmaceuticals, Inc.*(a)	481,330
3,252	Idera Pharmaceuticals, Inc.*(a)	45,756
15,410	Isis Pharmaceuticals, Inc.*	260,275
9,824	Lexicon Pharmaceuticals, Inc.*	17,487
8,020	Ligand Pharmaceuticals, Inc. Class B*	23,659
843	MAP Pharmaceuticals, Inc.*	8,531
13,537	Martek Biosciences Corp.*	425,332
8,189	Maxygen, Inc.*	34,639
8,172	Medivation, Inc.*(a)	216,231
13,787	MiddleBrook Pharmaceuticals, Inc.*(a)	20,680
12,517	Molecular Insight Pharmaceuticals, Inc.*(a)	96,131
3,667	Momenta Pharmaceuticals, Inc.*	48,074
2,236	Myriad Genetics, Inc.*	145,072
124,198	Nabi Biopharmaceuticals*	578,763
4,741	Nanosphere, Inc.*	40,441
3,996	Nektar Therapeutics*	14,346
23,524	NPS Pharmaceuticals, Inc.*	167,961
26,114	Par Pharmaceutical Cos, Inc.*	320,941
74,486	PDL BioPharma, Inc.	693,465
1,743	PharmaNet Development Group, Inc.*	12,584
8,415	Progenics Pharmaceuticals, Inc.*(a)	112,004
99,001	Questcor Pharmaceuticals, Inc.*	727,657
2,729	Regeneron Pharmaceuticals, Inc.*	59,574
3,146	Salix Pharmaceuticals Ltd.*	20,166
6,635	Savient Pharmaceuticals, Inc.*	98,928
2,617	Synta Pharmaceuticals Corp.*(a)	19,941
1,846	Targacept, Inc.*	10,725
8,083	Varian, Inc.*	346,761
2,897	Viropharma, Inc.*	38,009
94,878	XOMA Ltd.*(a)	199,244

		9,127,039

Real Estate — 7.0%
7,414	Agree Realty Corp. (REIT)	212,040
12,575	AMB Property Corp. (REIT)	569,647
29,035	Associated Estates Realty Corp. (REIT)	378,326
268	BioMed Realty Trust, Inc. (REIT)	7,089
88,587	DCT Industrial Trust, Inc. (REIT)	663,517
12,436	EastGroup Properties, Inc. (REIT)	603,643
4,792	Education Realty Trust, Inc. (REIT)	53,095
5,350	Equity One, Inc. (REIT)	109,621
1,864	Essex Property Trust, Inc. (REIT)	220,567
17,680	Franklin Street Properties Corp. (REIT)	229,840
2,183	Glimcher Realty Trust (REIT)	22,790
4,657	JER Investors Trust, Inc. (REIT)(a)	22,447
11,149	Jones Lang LaSalle, Inc.	484,759
10,407	Kilroy Realty Corp. (REIT)	497,351
1,311	LaSalle Hotel Properties (REIT)	30,573
17,000	LTC Properties, Inc. (REIT)	498,440
2,150	Maguire Properties, Inc. (REIT)	12,814
14,543	National Health Investors, Inc. (REIT)	497,080

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate — (continued)
30,706	Nationwide Health Properties, Inc. (REIT)	$1,104,802
13,660	NorthStar Realty Finance Corp. (REIT)(a)	105,865
33,841	Omega Healthcare Investors, Inc. (REIT)	665,314
3,791	One Liberty Properties, Inc. (REIT)	66,987
10,691	Post Properties, Inc. (REIT)	299,027
17,671	Realty Income Corp. (REIT)(a)	452,378
2,517	Saul Centers, Inc. (REIT)	127,209
183	Stratus Properties, Inc.*	5,036
9,908	Sunstone Hotel Investors, Inc. (REIT)	133,758
3,231	Tanger Factory Outlet Centers (REIT)(a)	141,485
3,191	Taubman Centers, Inc. (REIT)	159,550
1,584	Universal Health Realty Income Trust (REIT)	61,618
9,553	Urstadt Biddle Properties, Inc. Class A (REIT)	179,119

		8,615,787

Retailing — 5.7%
34,906	Aeropostale, Inc.*(a)	1,120,832
25,389	America’s Car-Mart, Inc.*(a)	471,981
3,928	Audiovox Corp. Class A*	36,805
14,730	Big Lots, Inc.*	409,936
63,805	Blockbuster, Inc. Class A*(a)	130,800
10	Brown Shoe Co., Inc.	164
4,202	Charlotte Russe Holding, Inc.*	43,070
15,936	Charming Shoppes, Inc.*(a)	77,927
3,260	Citi Trends, Inc.*	53,105
10,995	Core-Mark Holding Co., Inc.*	274,765
6,372	Dollar Tree, Inc.*	231,686
20,037	Finish Line Class A	200,170
42,207	Fred’s, Inc. Class A	600,184
6,214	Genesco, Inc.*	208,045
606	Gymboree Corp.*	21,513
8,368	Hibbett Sports, Inc.*(a)	167,527
3,932	HOT Topic, Inc.*	25,991
13,909	Jo-Ann Stores, Inc.*	291,811
22,777	Netflix, Inc.*(a)	703,354
5,777	New York & Co., Inc.*	55,113
7,263	Overstock.com, Inc.*(a)	143,880
8,107	Sonic Automotive, Inc. Class A(a)	68,585
8,864	Stage Stores, Inc.	121,082
2,745	Stamps.com, Inc.*	32,034
4,496	The Buckle, Inc.(a)	249,708
4,382	The Cato Corp. Class A	76,904
14,793	The Childrens Place Retail Stores, Inc.*	493,347
27,034	Zale Corp.*(a)	675,850

		6,986,169

Semiconductors & Semiconductor Equipment — 1.8%
5,017	Actel Corp.*	62,612
877	ATMI, Inc.*	15,769
8,682	Cohu, Inc.	137,349
33,849	Kulicke & Soffa Industries, Inc.*	152,659
48,104	LSI Corp.*	257,837
45,151	LTX-Credence Corp.*	78,563

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
100	Micrel, Inc.	$907
14,172	Semtech Corp.*	197,841
131,569	Silicon Image, Inc.*	702,579
77,458	Silicon Storage Technology, Inc.*	252,513
78	Standard Microsystems Corp.*	1,948
167	TriQuint Semiconductor, Inc.*	800
506	Veeco Instruments, Inc.*	7,494
29,759	Volterra Semiconductor Corp.*	378,832

		2,247,703

Software & Services — 8.1%
39,160	Acxiom Corp.	491,066
17,217	Advent Software, Inc.*(b)	606,555
7,024	Ansys, Inc.*	265,999
13,357	ArcSight, Inc.*	101,914
42,314	Art Technology Group, Inc.*	148,945
16,614	AsiaInfo Holdings, Inc.*	152,516
7,474	Blackbaud, Inc.	137,895
13,447	Bottomline Technologies, Inc.*	139,849
5,416	Catapult Communications Corp.*	26,051
36,137	Ciber, Inc.*	252,598
6,098	Commvault Systems, Inc.*	73,481
3,432	CSG Systems International, Inc.*	60,163
7,936	Cybersource Corp.*	127,849
2,074	Deltek, Inc.*	12,610
23,752	DemandTec, Inc.*	214,005
4,580	Digital River, Inc.*	148,392
50,026	EarthLink, Inc.*	425,221
14,797	ExlService Holdings, Inc.*	129,918
4,656	Gartner, Inc.*	105,598
6,592	Genpact Ltd.*	68,491
4,815	Gevity HR, Inc.	35,053
1,845	Heartland Payment Systems, Inc.	47,158
4,413	iGate Corp.*	38,261
7,580	infoGROUP, Inc.	50,104
721	InfoSpace, Inc.	7,823
10,502	Integral Systems, Inc.*	218,126
10,077	JDA Software Group, Inc.*	153,271
1,362	Lawson Software, Inc.*	9,534
11,068	Lionbridge Technologies, Inc.*	27,006
5,305	Manhattan Associates, Inc.*	118,514
680	Mantech International Corp. Class A*	40,317
294	Mastech Holdings, Inc.*	2,236
5,643	MAXIMUS, Inc.	207,888
45,653	Mentor Graphics Corp.*	518,162
7,141	MicroStrategy, Inc. Class A*	425,104
3,001	MSC.Software Corp.*	32,111
3,035	Net 1 UEPS Technologies, Inc.*	67,772
14,031	OpenTV Corp. Class A*	19,784
13,232	QAD, Inc.	91,565
66,011	RealNetworks, Inc.*	335,336
11,935	Renaissance Learning, Inc.	155,036
21,633	RightNow Technologies, Inc.*	271,927
60,135	Sapient Corp.*	446,803
1,864	SI International, Inc.*	56,013
8,758	Sohu.com, Inc.*	488,258
543	Solera Holdings, Inc.*	15,595

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
5,131	Sonic Solutions, Inc.*	$22,576
3,436	SPSS, Inc.*	100,881
2,577	SRA International, Inc. Class A*	58,317
13,449	Startek, Inc.*	86,343
1,173	SuccessFactors, Inc.*	12,786
4,899	Sybase, Inc.*	150,007
10,459	Symyx Technologies*	103,649
18,658	Take-Two Interactive Software, Inc.*	305,991
1,383	Taleo Corp. Class A*	27,508
25,012	TeleCommunication Systems, Inc. Class A*	172,833
1,372	TeleTech Holdings, Inc.*	17,068
19,928	The Hackett Group, Inc.*	108,408
9,504	TIBCO Software, Inc.*	69,569
51,007	TiVo, Inc.*	373,371
34,784	TNS, Inc.*	673,766
2,750	United Online, Inc.	25,877
3,221	Vasco Data Security International, Inc.*	33,370
1,603	Vocus, Inc.*	54,438
3,814	Wind River Systems, Inc.*	38,140

		10,002,771

Technology Hardware & Equipment — 6.3%
18,424	3Com Corp.*	42,928
6,046	3PAR, Inc.*	38,997
18,554	Adaptec, Inc.*	60,857
16,008	ADTRAN, Inc.	311,996
10,822	Agilysys, Inc.	109,194
1,538	Anaren, Inc.*	15,611
12,602	Avanex Corp.*	58,977
4,424	Avid Technology, Inc.*(a)	106,441
11,031	Avocent Corp.*	225,694
41,697	Bell Microproducts, Inc.*	75,055
48,977	Benchmark Electronics, Inc.*	689,596
20,870	BigBand Networks, Inc.*	77,010
2,428	Black Box Corp.	83,839
14,407	Brightpoint, Inc.*	103,730
57,625	Brocade Communications Systems, Inc.*	335,378
1,322	Coherent, Inc.*	46,997
44,642	Emulex Corp.*	476,330
3,046	F5 Networks, Inc.*	71,216
8,867	Gerber Scientific, Inc.*	81,044
10,354	Hutchinson Technology, Inc.*	119,899
25,187	Hypercom Corp.*	100,244
13,233	Imation Corp.	298,934
22,900	Ingram Micro, Inc. Class A*	368,003
20,894	Insight Enterprises, Inc.*	280,189
4,152	InterDigital, Inc.*	99,856
6,200	Isilon Systems, Inc.*	27,342
6,470	Keithley Instruments, Inc.	54,154
42	Littelfuse, Inc.*	1,249
484	Mercury Computer Systems, Inc.*	4,308
16,214	Methode Electronics, Inc.	144,953
1,495	Multi-Fineline Electronix, Inc.*	22,111
1,525	Netezza Corp.*	16,180
7,012	Novatel Wireless, Inc.*(a)	42,493
19,048	Palm, Inc.(a)	113,717

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
5,965	PC Connection, Inc.*	$39,906
2,395	Plantronics, Inc.	53,935
8,192	Plexus Corp.*	169,574
25,887	Polycom, Inc.*	598,766
90,785	Quantum Corp.*	95,324
917	Rimage Corp.*	12,801
77,864	Sanmina-SCI Corp.*	109,010
3,822	Scansource, Inc.*	110,035
2,887	Seachange International, Inc.*	27,894
1,827	STEC, Inc.*	14,068
10,422	Symmetricom, Inc.*	51,797
6,094	Synaptics, Inc.*(a)	184,161
23,224	SYNNEX Corp.*	518,824
12,068	Tech Data Corp.*	360,230
37,598	Tellabs, Inc.*	152,648
5,338	Tollgrade Communications, Inc.*	22,420
3,203	TTM Technologies, Inc.*(a)	31,774
115,819	UTStarcom, Inc.*(a)	390,310
10,152	Vishay Intertechnology, Inc.*	67,206

		7,715,205

Telecommunication Services — 0.9%
4,787	Centennial Communications Corp.*	29,871
9,111	FiberTower Corp.*	12,573
30,125	IDT Corp. Class B*	22,290
3,024	Leap Wireless International, Inc.*	115,214
6,013	NTELOS Holdings Corp.	161,690
11,885	Premiere Global Services, Inc.*	167,103
10,836	Syniverse Holdings, Inc.*	179,986
772	tw telecom, inc.*	8,021
28,883	USA Mobility, Inc.*	317,713
25,279	Virgin Mobile USA, Inc. Class A*	74,320

		1,088,781

Transportation — 3.3%
9,601	Alaska Air Group, Inc.*	195,764
5,756	American Commercial Lines, Inc.*(a)	61,244
21,585	Arkansas Best Corp.(a)	727,199
5,985	Celadon Group, Inc.*	68,648
12,828	Dollar Thrifty Automotive Group*	24,758
6,363	HUB Group, Inc. Class A*	239,567
3,500	J.B. Hunt Transport Services, Inc.	116,795
28,118	Marten Transport Ltd.*	548,582
471	Old Dominion Freight Line, Inc.*	13,348
15,881	Pacer International, Inc.	261,560
8,469	Park-Ohio Holdings Corp.*	151,510
17,153	Saia, Inc.*	227,792
15,884	SkyWest, Inc.	253,826
7,243	Universal Truckload Services, Inc.*	176,440
32,570	Werner Enterprises, Inc.(a)	707,095
29,035	YRC Worldwide, Inc.*(a)	347,259

		4,121,387

Utilities — 2.0%
668	MGE Energy, Inc.	23,747
18,925	New Jersey Resources Corp.	679,218
32,129	Portland General Electric Co.	760,172

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
12,703	The Laclede Group, Inc.	$615,968
235	UIL Holdings Corp.	8,068
11,582	Unisource Energy Corp.	338,079

		2,425,252

TOTAL COMMON STOCKS		$121,353,757

Expiration
Units	Description	Month	Value
Right* — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
100	Micrel, Inc.	03/09	$—

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.1%
JPMorgan Chase Euro — Time Deposit
$2,530,563	1.484%	10/01/08	$2,530,563

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$123,884,320

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 16.2%
Boston Global Investment Trust — Enhanced Portfolio
20,454,491	3.910%	$20,045,401

TOTAL INVESTMENTS — 116.7%		$143,929,721

LIABILITIES IN EXCESS OF OTHER ASSETS — (16.7)%		(20,557,947)

NET ASSETS — 100.0%		$123,371,774

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2008, the following futures contract was open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Loss

Russell 2000 Index	41	December 2008	$2,778,775	$(2,947)

TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$151,211,200

Gross unrealized gain	6,462,804
Gross unrealized loss	(13,744,283)

Net unrealized security loss	$(7,281,479)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.3%
Banks — 3.7%
35,903	Hudson City Bancorp, Inc.(a)	$662,410
114,473	Marshall & Ilsley Corp.(a)	2,306,631
24,880	PNC Financial Services Group, Inc.	1,858,536
23,871	Regions Financial Corp.	229,162
7,825	SunTrust Banks, Inc.	352,057
59,849	U.S. Bancorp	2,155,761
30,105	UnionBanCal Corp.	2,206,395
334,662	Wells Fargo & Co.	12,559,865

		22,330,817

Capital Goods — 7.6%
47,037	AGCO Corp.*(b)	2,004,247
7,709	Armstrong World Industries, Inc.	222,790
67,205	Bucyrus International, Inc.	3,002,719
89,523	Caterpillar, Inc.(a)	5,335,571
168,344	Emerson Electric Co.	6,866,752
4,022	Flowserve Corp.	357,033
851	Fluor Corp.	47,401
107,477	General Dynamics Corp.	7,912,457
307,339	General Electric Co.	7,837,144
652	Graco, Inc.	23,218
13,120	Honeywell International, Inc.	545,136
26,503	Joy Global, Inc.	1,196,345
60,089	Lockheed Martin Corp.	6,589,961
23,624	Northrop Grumman Corp.	1,430,197
2,826	Raytheon Co.	151,219
72,515	Tyco International Ltd.	2,539,475

		46,061,665

Commercial & Professional Services — 0.1%
21,861	Copart, Inc.*	830,718
1,548	Manpower, Inc.	66,812

		897,530

Consumer Durables & Apparel — 0.1%
15,401	Coach, Inc.*	385,641

Consumer Services — 2.5%
30,952	Apollo Group, Inc. Class A*	1,835,453
215,176	McDonald’s Corp.	13,276,359
1,663	Panera Bread Co. Class A*	84,647
7,290	Yum! Brands, Inc.	237,727

		15,434,186

Diversified Financials — 7.6%
343,912	Bank of America Corp.(b)	12,036,920
120,304	Bank of New York Mellon Corp.	3,919,504
12,246	BlackRock, Inc.	2,381,847
28	Capital One Financial Corp.(a)	1,428
6,207	CME Group, Inc.	2,305,963
167,533	Eaton Vance Corp.	5,902,188
18,852	Federated Investors, Inc. Class B	543,880
8,114	Invesco Ltd.	170,232
312,225	JPMorgan Chase & Co.	14,580,907
18,362	Moody’s Corp.	624,308
58,907	Morgan Stanley & Co.	1,354,861
30,443	SEI Investments Co.	675,835
8,072	State Street Corp.	459,135

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
26,021	T. Rowe Price Group, Inc.	$1,397,588

		46,354,596

Energy — 12.7%
68,051	Alpha Natural Resources, Inc.*	3,499,863
70,236	Apache Corp.(b)	7,324,210
43,546	Baker Hughes, Inc.	2,636,275
1,900	Cameron International Corp.*	73,226
21,404	Chevron Corp.	1,765,402
9,128	Cimarex Energy Co.	446,451
44,617	ConocoPhillips	3,268,195
77,223	Devon Energy Corp.	7,042,738
16,043	EOG Resources, Inc.	1,435,207
269,270	Exxon Mobil Corp.	20,911,508
73,722	FMC Technologies, Inc.*	3,431,759
309,872	Halliburton Co.	10,036,754
28,975	Hess Corp.	2,378,268
26,256	Murphy Oil Corp.	1,684,060
11,336	Noble Energy, Inc.	630,168
66,572	Occidental Petroleum Corp.	4,689,997
10,557	Patterson-UTI Energy, Inc.	211,351
15,171	Pioneer Natural Resources Co.	793,140
15,965	St. Mary Land & Exploration Co.	569,152
5,147	Sunoco, Inc.	183,130
3,268	Superior Energy Services, Inc.*	101,766
27,665	Ultra Petroleum Corp.*	1,530,981
50,965	Valero Energy Corp.	1,544,240
47,442	W&T Offshore, Inc.	1,294,692

		77,482,533

Food & Staples Retailing — 5.3%
140,857	BJ’s Wholesale Club, Inc.*(a)	5,473,703
143,496	Costco Wholesale Corp.(a)	9,317,195
38,796	CVS/Caremark Corp.	1,305,873
277,083	The Kroger Co.	7,614,241
140,111	Wal-Mart Stores, Inc.	8,391,248

		32,102,260

Food, Beverage & Tobacco — 5.3%
247,355	Altria Group, Inc.	4,907,523
42,988	Anheuser-Busch Companies, Inc.	2,789,062
18,831	Archer-Daniels-Midland Co.	412,587
64,648	Bunge Ltd.(a)	4,084,461
13,475	Hormel Foods Corp.	488,873
68,559	Lorillard, Inc.	4,877,973
18,156	PepsiCo, Inc.	1,293,978
160,337	Philip Morris International, Inc.	7,712,210
336,010	Tyson Foods, Inc. Class A	4,011,959
4,956	Universal Corp.	243,290
22,500	UST, Inc.	1,497,150

		32,319,066

Health Care Equipment & Services — 3.5%
68,174	AmerisourceBergen Corp.	2,566,751
3,349	Baxter International, Inc.	219,795
1,709	Becton, Dickinson and Co.	137,164
198,684	Boston Scientific Corp.*	2,437,852
771	C.R. Bard, Inc.	73,145
146,271	Covidien Ltd.	7,863,529

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
2,699	Hill-Rom Holdings, Inc.	$81,807
122,808	Medco Health Solutions, Inc.*	5,526,360
31,497	Medtronic, Inc.	1,578,000
14,886	Varian Medical Systems, Inc.*	850,437

		21,334,840

Household & Personal Products — 2.1%
22,541	Avon Products, Inc.	937,029
55,508	Herbalife Ltd.(a)	2,193,676
138,200	Procter & Gamble Co.	9,631,158

		12,761,863

Insurance — 2.3%
1,484	Arch Capital Group Ltd.*	108,377
909	Endurance Specialty Holdings Ltd.	28,106
5,258	First American Corp.	155,111
8,678	Loews Corp.	342,694
127,044	MetLife, Inc.(a)	7,114,464
12,102	Prudential Financial, Inc.	871,344
39,059	The Chubb Corp.	2,144,339
71,000	The Travelers Companies, Inc.	3,209,200

		13,973,635

Materials — 2.4%
26,675	CF Industries Holdings, Inc.	2,439,695
44,774	Monsanto Co.	4,431,731
10,102	Nucor Corp.	399,029
4,363	Sonoco Products Co.	129,494
92,241	Terra Industries, Inc.	2,711,885
65,843	The Mosaic Co.	4,478,641

		14,590,475

Media — 3.0%
235,763	CBS Corp. Class B	3,437,424
3,636	Comcast Corp. Class A	71,702
185,615	The DIRECTV Group, Inc.*	4,857,545
746,832	Time Warner, Inc.	9,790,967

		18,157,638

Pharmaceuticals, Biotechnology & Life Sciences — 10.6%
4,948	Abbott Laboratories	284,906
70,898	Amgen, Inc.*	4,202,125
80,559	Biogen Idec, Inc.*	4,051,312
130,865	Eli Lilly & Co.	5,761,986
256,975	Gilead Sciences, Inc.*	11,712,921
49,769	Johnson & Johnson	3,447,996
317,746	Merck & Co., Inc.	10,028,064
147,914	PDL BioPharma, Inc.	1,377,079
1,119,396	Pfizer, Inc.	20,641,662
7,630	Thermo Fisher Scientific, Inc.*	419,650
69,211	Wyeth	2,556,654

		64,484,355

Real Estate — 2.3%
46,970	AMB Property Corp. (REIT)	2,127,741
37,183	AvalonBay Communities, Inc. (REIT)(a)	3,659,551
48,838	Equity Residential (REIT)	2,168,895
1,923	Essex Property Trust, Inc. (REIT)	227,548
19,187	Jones Lang LaSalle, Inc.	834,251
2,339	Kilroy Realty Corp. (REIT)	111,781

Shares	Description	Value
Common Stocks — (continued)
Real Estate — (continued)
63,487	Nationwide Health Properties, Inc. (REIT)(a)	$2,284,262
6,151	ProLogis (REIT)	253,852
17,748	Simon Property Group, Inc. (REIT)	1,721,556
10,012	SL Green Realty Corp. (REIT)	648,778

		14,038,215

Retailing — 3.9%
217,473	Aeropostale, Inc.*(a)	6,983,058
4,504	Best Buy Co., Inc.	168,900
134,596	Big Lots, Inc.*(a)	3,745,807
103,359	Dollar Tree, Inc.*	3,758,157
70,910	GameStop Corp. Class A*	2,425,831
50,069	Netflix, Inc.*(a)	1,546,131
78,042	Ross Stores, Inc.	2,872,726
60,735	The TJX Companies, Inc.	1,853,632
9,947	Urban Outfitters, Inc.*	317,011

		23,671,253

Semiconductors & Semiconductor Equipment — 1.6%
251,569	Intel Corp.	4,711,887
104,013	LSI Corp.*	557,510
216,695	Texas Instruments, Inc.	4,658,942

		9,928,339

Software & Services — 6.5%
102,621	Accenture Ltd. Class A	3,899,598
1,495	Acxiom Corp.	18,747
124,624	Adobe Systems, Inc.*	4,918,909
1,318	Advent Software, Inc.*	46,433
7,598	Autodesk, Inc.*	254,913
38,899	Broadridge Financial Solutions, Inc.	598,656
85,002	eBay, Inc.*	1,902,363
12,647	Google, Inc. Class A*	5,065,376
9,797	Mentor Graphics Corp.*(a)	111,196
472,140	Microsoft Corp.	12,601,417
98,467	Oracle Corp.*	1,999,865
17,457	Salesforce.com, Inc.*	844,919
15,533	Sohu.com, Inc.*	865,965
136,857	Symantec Corp.*	2,679,660
60,258	VeriSign, Inc.*	1,571,529
94,036	Western Union Co.	2,319,868

		39,699,414

Technology Hardware & Equipment — 6.8%
51,857	Apple, Inc.*	5,894,067
59,996	Brocade Communications Systems, Inc.*	349,177
349,166	Cisco Systems, Inc.*	7,877,185
9	CommScope, Inc.*	312
62,523	Dell, Inc.*	1,030,379
352,829	EMC Corp.*	4,219,835
205,284	Hewlett-Packard Co.	9,492,332
56,483	Ingram Micro, Inc. Class A*	907,682
16,575	Lexmark International, Inc. Class A*	539,848
124,319	NetApp, Inc.*	2,266,335
8,992	QLogic Corp.*	138,117

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
95,234	QUALCOMM, Inc.	$4,092,205
201,586	Seagate Technology	2,443,222
4,469	Tech Data Corp.*	133,400
67,833	Tellabs, Inc.*	275,402
13,401	Teradata Corp.*	261,319
69,335	Western Digital Corp.*	1,478,222

		41,399,039

Telecommunication Services — 3.3%
327,766	AT&T, Inc.	9,151,227
5,209	Sprint Nextel Corp.	31,775
337,346	Verizon Communications, Inc.	10,825,433

		20,008,435

Transportation — 2.8%
13,204	Burlington Northern Santa Fe Corp.	1,220,446
51,147	CSX Corp.	2,791,092
16,209	Expeditors International of Washington, Inc.	564,721
171,216	J.B. Hunt Transport Services, Inc.(a)	5,713,478
21,241	Landstar System, Inc.	935,878
11,756	Norfolk Southern Corp.	778,365
37,329	Union Pacific Corp.	2,656,332
1,413	United Parcel Service, Inc. Class B	88,864
73,651	Werner Enterprises, Inc.(a)	1,598,963
42,865	YRC Worldwide, Inc.*(a)	512,665

		16,860,804

Utilities — 2.3%
20,000	Dominion Resources, Inc.	855,600
119,700	Duke Energy Corp.	2,086,371
1,221	Entergy Corp.	108,681
76,198	Exelon Corp.	4,771,519
51,320	FirstEnergy Corp.	3,437,927
3,687	FPL Group, Inc.	185,456
20,967	NRG Energy, Inc.*	518,933
1,274	OGE Energy Corp.	39,341
63,644	PPL Corp.	2,356,101

		14,359,929

TOTAL COMMON STOCKS		$598,636,528

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.3%
JPMorgan Chase Euro — Time Deposit
$8,034,138	1.484%	10/01/08	$8,034,138

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$606,670,666

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 8.3%
Boston Global Investment Trust — Enhanced Portfolio
51,257,811	3.910%	$50,232,655

TOTAL INVESTMENTS — 107.9%		$656,903,321

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(47,941,256)

NET ASSETS — 100.0%		$608,962,065

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2008, the following futures contract was open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P 500 E-mini	159	December 2008	$9,280,830	$(232,061)

TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$725,538,658

Gross unrealized gain	14,594,806
Gross unrealized loss	(83,230,143)

Net unrealized security loss	$(68,635,337)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) or Goldman Sachs Asset Management International (“GSAMI”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by GSAM or GSAMI are valued at fair value using methods approved by the Board of Trustees.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
     The investment valuation policy of the Fund is to value investments using the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
Fair Value of Investments — For the period ended September 30, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Level 1	-	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	-	Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3	-	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

Level	Capital Growth Investments in Securities Long- Assets	Growth and Income Investments in Securities Long- Assets	Mid Cap Value Investments in Securities Long- Assets	Growth Opportunities Investments in Securities Long- Assets	Money Market Investments in Securities Long- Assets
Level 1	$383,949,145	$510,438,331	$1,195,559,972	$155,557,211	$—
Level 2	6,442,685	38,591,397	40,428,044	6,517,144	200,675,380	(b)
Level 3	—	—	—	—	—
Total	$390,391,830	$549,029,728	$1,235,988,016	$162,074,355	$200,675,380

	Equity Index		Structured Small Cap Equity		Structured U.S. Equity		Strategic International Equity
Level	Investments in Securities Long- Assets	Other Investments- Derivative Liabilities	Investments in Securities Long- Assets	Other Investments- Derivative Liabilities	Investments in Securities Long- Assets	Other Investments- Derivative Liabilities	Investments in Securities Long- Assets		Other Investments- Derivative Liabilities
Level 1	$250,364,259	$(505,059)	$141,398,251	$(2,947)	$648,869,183	$(232,061)	$11,214,778		$(321,111)
Level 2	3,916,353	—	2,531,470	—	8,034,138	—	226,389,274	(a)	—
Level 3	—	—	—	—	—	—	—		—
Total	$254,280,612	$(505,059)	$143,929,721	$(2,927)	$656,903,321	$(232,061)	$237,604,052		$(321,111)

	Government Income			Core Fixed Income
Level	Investments in Securities Long- Assets	Other Investments- Derivative Assets	Other Investments- Derivative Liabilities	Investments in Securities Long- Assets	Investments in Securities Short- Liabilities	Other Investments- Derivative Assets	Other Investments- Derivative Liabilities
Level 1	$3,011,998	$68,460	$(54,483)	$13,120,278	$(11,491,568)	$92,531	$(178,643)
Level 2	91,824,217	—	—	219,831,644	—	139,484	(301,423)
Level 3	—	—	—	—	—	—	—
Total	$94,836,215	$68,460	$(54,483)	$232,951,922	$(11,491,568)	$232,015	$(480,066)

(a) To adjust for differing local market close timing, the Funds may utilize fair value models prices for international equities provided by an independent service resulting in a Level 2 classification.
(b) The Funds utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-base price.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded by the Funds. The Funds record realized gains or losses on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At September 30, 2008, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. At September 30, 2008, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.
Repurchase Agreements — The Money Market Fund may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with GSAM, or its affiliates may transfer uninvested cash into joint accounts, the daily aggregate balance

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
of which is invested in one or more repurchase agreements. In addition, the Fund’s credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2008, the money market Fund had an undivided interest in the Joint Repurchase Agreement Account II, which equaled $89,500,000 in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,000,000,000	2.25%	10/01/08	$1,000,062,500

Banc of America Securities LLC	1,500,000,000	2.25	10/01/08	1,500,093,750

Barclays Capital, Inc.	100,000,000	0.25	10/01/08	100,000,694

Barclays Capital, Inc.	497,800,000	1.00	10/01/08	497,813,828

Barclays Capital, Inc.	5,850,000,000	2.25	10/01/08	5,850,365,625

Credit Suisse Securities (USA) LLC	150,000,000	1.80	10/01/08	150,007,500

Deutsche Bank Securities, Inc.	300,000,000	2.75	10/01/08	300,022,917

Greenwich Capital Markets	750,000,000	2.50	10/01/08	750,052,083

JPMorgan Securities	1,600,000,000	2.00	10/01/08	1,600,088,889

Merrill Lynch & Co., Inc.	2,000,000,000	1.50	10/01/08	2,000,083,333

Morgan Stanley & Co.	800,000,000	0.40	10/01/08	800,008,889

Morgan Stanley & Co.	500,000,000	1.75	10/01/08	500,024,306

UBS Securities LLC	950,000,000	1.50	10/01/08	950,039,583

TOTAL				$15,998,663,897

At September 30, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.000%, due 01/08/09; Federal Home Loan Bank, 0.000% to 5.250%, due 10/27/08 to 06/05/17; Federal Home Loan Mortgage Corp., 3.250% to 7.500%, due 03/05/09 to 12/01/47; Federal National Mortgage Association, 3.000% to 15.500%, due 12/01/08 to 10/01/48 and U.S. Treasury Note, 7.500%, due 11/15/16. The aggregate market value of the collateral, including accrued interest, was $16,356,152,736.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (GSAL) formerly Boston Global Advisers, a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds for which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers(“CPIU”). The adjustments to principal due to inflation are reflected as interest income. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 26, 2008

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date November 26, 2008

* Print the name and title of each signing officer under his or her signature.